UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05188

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	12-31

Date of reporting period:	03-31-2016

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
VP Balanced Fund
March 31, 2016

VP Balanced - Schedule of Investments
MARCH 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 59.9%
Aerospace and Defense — 1.7%
Boeing Co. (The)	6,616	839,835
General Dynamics Corp.	2,453	322,251
Honeywell International, Inc.	2,967	332,452
Spirit AeroSystems Holdings, Inc., Class A(1)	10,555	478,775
		1,973,313
Air Freight and Logistics — 0.8%
United Parcel Service, Inc., Class B	8,168	861,479
Airlines — 1.5%
Alaska Air Group, Inc.	1,979	162,318
JetBlue Airways Corp.(1)	15,112	319,165
Southwest Airlines Co.	14,461	647,853
United Continental Holdings, Inc.(1)	9,508	569,149
		1,698,485
Auto Components — 0.6%
Goodyear Tire & Rubber Co. (The)	14,724	485,598
Lear Corp.	1,666	185,209
		670,807
Banks — 1.7%
Bank of America Corp.	8,909	120,450
Citigroup, Inc.	24,039	1,003,628
JPMorgan Chase & Co.	8,441	499,876
Wells Fargo & Co.	7,033	340,116
		1,964,070
Beverages — 1.2%
Coca-Cola Co. (The)	1,794	83,224
Dr Pepper Snapple Group, Inc.	1,921	171,776
PepsiCo, Inc.	10,721	1,098,688
		1,353,688
Biotechnology — 3.3%
AbbVie, Inc.	16,500	942,480
Amgen, Inc.	6,855	1,027,770
Biogen, Inc.(1)	2,784	724,731
Gilead Sciences, Inc.	11,511	1,057,401
		3,752,382
Building Products — 0.6%
Owens Corning	11,993	567,029
USG Corp.(1)	6,724	166,822
		733,851
Capital Markets†
Eaton Vance Corp.	1,141	38,246
Chemicals — 2.5%
Air Products & Chemicals, Inc.	4,956	713,912
Cabot Corp.	12,039	581,845
Dow Chemical Co. (The)	16,993	864,264
LyondellBasell Industries NV, Class A	7,709	659,736
PPG Industries, Inc.	201	22,409
		2,842,166

Commercial Services and Supplies — 0.2%
Pitney Bowes, Inc.	11,411	245,793
Communications Equipment — 1.1%
Cisco Systems, Inc.	43,906	1,250,004
Consumer Finance — 1.1%
American Express Co.	1,162	71,347
Discover Financial Services	11,536	587,413
Synchrony Financial(1)	20,440	585,810
		1,244,570
Containers and Packaging — 0.2%
Avery Dennison Corp.	2,471	178,184
Diversified Financial Services — 1.0%
Berkshire Hathaway, Inc., Class B(1)	2,959	419,823
MSCI, Inc., Class A	2,889	214,017
Nasdaq, Inc.	8,003	531,239
		1,165,079
Diversified Telecommunication Services — 1.1%
AT&T, Inc.	7,954	311,558
Verizon Communications, Inc.	17,329	937,153
		1,248,711
Electric Utilities — 0.5%
NextEra Energy, Inc.	4,515	534,305
Energy Equipment and Services — 0.6%
Atwood Oceanics, Inc.	16,409	150,471
Cameron International Corp.(1)	917	61,485
Dril-Quip, Inc.(1)	1,186	71,824
FMC Technologies, Inc.(1)	11,068	302,820
Rowan Cos. plc	9,003	144,948
		731,548
Food and Staples Retailing — 2.3%
CVS Health Corp.	10,194	1,057,424
Wal-Mart Stores, Inc.	13,454	921,464
Walgreens Boots Alliance, Inc.	8,150	686,556
		2,665,444
Food Products — 2.0%
Dean Foods Co.	26,503	459,032
General Mills, Inc.	6,298	398,978
Hormel Foods Corp.	7,955	343,974
Ingredion, Inc.	1,218	130,070
Pilgrim's Pride Corp.(1)	8,587	218,110
Tyson Foods, Inc., Class A	10,903	726,794
		2,276,958
Gas Utilities — 0.1%
ONE Gas, Inc.	1,088	66,477
UGI Corp.	947	38,154
		104,631
Health Care Equipment and Supplies — 1.8%
Abbott Laboratories	18,373	768,542
C.R. Bard, Inc.	3,270	662,731
Medtronic plc	3,394	254,550
St. Jude Medical, Inc.	6,820	375,100
		2,060,923

Health Care Providers and Services — 1.6%
Aetna, Inc.	6,338	712,074
AmerisourceBergen Corp.	4,577	396,140
Express Scripts Holding Co.(1)	9,696	666,018
		1,774,232
Hotels, Restaurants and Leisure — 2.0%
Bloomin' Brands, Inc.	21,207	357,762
Brinker International, Inc.	3,466	159,263
Carnival Corp.	12,471	658,095
Darden Restaurants, Inc.	8,495	563,218
Diamond Resorts International, Inc.(1)	1,769	42,987
McDonald's Corp.	4,292	539,418
		2,320,743
Household Products — 0.8%
Procter & Gamble Co. (The)	10,461	861,045
Industrial Conglomerates — 0.9%
Carlisle Cos., Inc.	4,435	441,282
General Electric Co.	17,949	570,599
		1,011,881
Insurance — 1.5%
Aon plc	1,755	183,310
Aspen Insurance Holdings Ltd.	668	31,864
Everest Re Group Ltd.	1,175	231,980
Hanover Insurance Group, Inc. (The)	6,461	582,911
Primerica, Inc.	906	40,344
Prudential Financial, Inc.	9,172	662,402
		1,732,811
Internet and Catalog Retail — 1.5%
Amazon.com, Inc.(1)	2,334	1,385,556
Liberty Interactive Corp. QVC Group, Class A(1)	14,053	354,838
		1,740,394
Internet Software and Services — 3.4%
Alphabet, Inc., Class A(1)	3,005	2,292,514
eBay, Inc.(1)	26,947	642,955
Facebook, Inc., Class A(1)	8,275	944,178
		3,879,647
IT Services — 1.2%
International Business Machines Corp.	7,641	1,157,229
PayPal Holdings, Inc.(1)	4,045	156,137
		1,313,366
Life Sciences Tools and Services — 0.6%
Thermo Fisher Scientific, Inc.	5,181	733,578
Machinery — 1.2%
PACCAR, Inc.	12,412	678,812
Stanley Black & Decker, Inc.	6,383	671,556
		1,350,368
Media — 1.7%
CBS Corp., Class B	827	45,559
Scripps Networks Interactive, Inc., Class A	3,637	238,223
Time Warner, Inc.	10,743	779,405
Viacom, Inc., Class B	13,002	536,723
Walt Disney Co. (The)	3,561	353,643
		1,953,553

Metals and Mining — 0.6%
Carpenter Technology Corp.	1,180	40,392
Newmont Mining Corp.	23,211	616,948
		657,340
Multiline Retail — 0.7%
Target Corp.	10,275	845,427
Oil, Gas and Consumable Fuels — 1.9%
Chevron Corp.	7,056	673,142
CVR Energy, Inc.	2,867	74,829
Exxon Mobil Corp.	15,503	1,295,896
Tesoro Corp.	333	28,641
World Fuel Services Corp.	2,479	120,430
		2,192,938
Personal Products — 0.4%
Herbalife Ltd.(1)	7,341	451,912
Pharmaceuticals — 2.6%
Johnson & Johnson	9,281	1,004,204
Merck & Co., Inc.	21,607	1,143,227
Mylan NV(1)	3,698	171,402
Pfizer, Inc.	23,347	692,005
		3,010,838
Real Estate Investment Trusts (REITs) — 1.4%
Lamar Advertising Co., Class A	10,137	623,425
Liberty Property Trust	2,256	75,486
Mid-America Apartment Communities, Inc.	3,453	352,931
Ryman Hospitality Properties, Inc.	8,773	451,634
Sunstone Hotel Investors, Inc.	9,259	129,626
		1,633,102
Real Estate Management and Development — 0.6%
Jones Lang LaSalle, Inc.	3,511	411,910
Realogy Holdings Corp.(1)	8,570	309,463
		721,373
Semiconductors and Semiconductor Equipment — 2.4%
Analog Devices, Inc.	7,693	455,349
Applied Materials, Inc.	31,885	675,324
Intel Corp.	35,018	1,132,832
QUALCOMM, Inc.	9,342	477,750
		2,741,255
Software — 3.8%
Activision Blizzard, Inc.	4,021	136,071
Adobe Systems, Inc.(1)	8,003	750,681
Intuit, Inc.	3,743	389,310
Microsoft Corp.	39,269	2,168,827
Oracle Corp.	4,376	179,022
Synopsys, Inc.(1)	6,560	317,766
VMware, Inc., Class A(1)	7,852	410,738
		4,352,415
Specialty Retail — 0.1%
Foot Locker, Inc.	1,455	93,848
Technology Hardware, Storage and Peripherals — 2.2%
Apple, Inc.	21,267	2,317,890
EMC Corp.	7,313	194,892
		2,512,782

Thrifts and Mortgage Finance — 0.4%
Essent Group Ltd.(1)		20,317	422,594
Tobacco — 0.5%
Philip Morris International, Inc.		5,697	558,933
TOTAL COMMON STOCKS (Cost $58,487,984)			68,461,012
CORPORATE BONDS — 13.7%
Aerospace and Defense — 0.1%
Boeing Co. (The), 2.20%, 10/30/22		30,000	29,859
Lockheed Martin Corp., 4.25%, 11/15/19		30,000	32,906
Lockheed Martin Corp., 3.80%, 3/1/45		10,000	9,745
United Technologies Corp., 6.05%, 6/1/36		20,000	25,073
United Technologies Corp., 5.70%, 4/15/40		20,000	25,022
			122,605
Auto Components†
Tenneco, Inc., 6.875%, 12/15/20		10,000	10,362
Automobiles — 0.2%
American Honda Finance Corp., 1.50%, 9/11/17(2)		10,000	10,024
American Honda Finance Corp., 2.125%, 10/10/18		20,000	20,371
Ford Motor Co., 4.75%, 1/15/43		10,000	10,017
Ford Motor Credit Co. LLC, 5.875%, 8/2/21		50,000	57,400
General Motors Co., 5.00%, 4/1/35		30,000	28,405
General Motors Financial Co., Inc., 3.25%, 5/15/18		60,000	61,037
General Motors Financial Co., Inc., 3.10%, 1/15/19		10,000	10,178
Jaguar Land Rover Automotive plc, 4.125%, 12/15/18(2)		30,000	30,884
			228,316
Banks — 2.2%
Bank of America Corp., 6.50%, 8/1/16		50,000	50,865
Bank of America Corp., 5.75%, 12/1/17		50,000	53,157
Bank of America Corp., 5.70%, 1/24/22		40,000	46,011
Bank of America Corp., 4.10%, 7/24/23		30,000	31,704
Bank of America Corp., MTN, 4.00%, 4/1/24		20,000	21,023
Bank of America Corp., MTN, 4.20%, 8/26/24		30,000	30,596
Bank of America Corp., MTN, 4.00%, 1/22/25		30,000	30,113
Bank of America Corp., MTN, 5.00%, 1/21/44		20,000	22,092
Bank of America N.A., 5.30%, 3/15/17		240,000	248,440
Bank of Nova Scotia (The), 2.55%, 1/12/17		30,000	30,355
Barclays plc, MTN, VRN, 2.625%, 11/11/20	EUR	100,000	105,154
BB&T Corp., MTN, 2.05%, 6/19/18		$20,000	20,244
BPCE SA, MTN, VRN, 2.75%, 11/30/22	EUR	100,000	115,394
Branch Banking & Trust Co., 3.625%, 9/16/25		$17,000	17,836
Branch Banking & Trust Co., 3.80%, 10/30/26		20,000	21,277
Capital One Financial Corp., 4.20%, 10/29/25		50,000	50,746
Citigroup, Inc., 1.75%, 5/1/18		90,000	89,810
Citigroup, Inc., 4.50%, 1/14/22		90,000	98,705
Citigroup, Inc., 4.05%, 7/30/22		20,000	20,849
Citigroup, Inc., 4.40%, 6/10/25		120,000	122,648
Citigroup, Inc., 4.45%, 9/29/27		10,000	10,090
Cooperatieve Rabobank UA, 3.875%, 2/8/22		80,000	85,441
Cooperatieve Rabobank UA, MTN, 4.125%, 9/14/22	EUR	100,000	129,664
Danske Bank A/S, MTN, VRN, 2.75%, 5/19/21	EUR	100,000	117,999
Fifth Third Bancorp, 4.30%, 1/16/24		$20,000	21,126
ING Bank NV, MTN, VRN, 3.625%, 2/25/21	EUR	100,000	121,189
JPMorgan Chase & Co., 4.625%, 5/10/21		$60,000	66,598

JPMorgan Chase & Co., 3.25%, 9/23/22		40,000	41,765
JPMorgan Chase & Co., 3.875%, 9/10/24		50,000	51,312
JPMorgan Chase & Co., 3.125%, 1/23/25		70,000	70,353
JPMorgan Chase & Co., 4.95%, 6/1/45		10,000	10,599
KeyCorp, MTN, 2.30%, 12/13/18		40,000	40,270
KFW, 2.00%, 6/1/16		60,000	60,141
KFW, 2.00%, 10/4/22		50,000	50,805
Royal Bank of Scotland Group plc, 6.125%, 12/15/22		40,000	42,559
Santander Issuances SAU, MTN, 2.50%, 3/18/25	EUR	100,000	109,735
U.S. Bancorp, MTN, 3.00%, 3/15/22		$20,000	20,890
U.S. Bancorp, MTN, 3.60%, 9/11/24		50,000	52,769
Wells Fargo & Co., 4.125%, 8/15/23		50,000	53,409
Wells Fargo & Co., MTN, 2.60%, 7/22/20		40,000	40,973
Wells Fargo & Co., MTN, 4.60%, 4/1/21		50,000	55,538
Wells Fargo & Co., MTN, 4.10%, 6/3/26		30,000	31,447
Wells Fargo & Co., MTN, 4.65%, 11/4/44		10,000	10,289
Wells Fargo & Co., MTN, 4.90%, 11/17/45		15,000	16,128
			2,538,108
Beverages — 0.3%
Anheuser-Busch InBev Finance, Inc., 3.30%, 2/1/23		80,000	83,268
Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/26		30,000	31,588
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/46		50,000	56,003
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19		50,000	58,308
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22		50,000	50,490
Coca-Cola Co. (The), 1.80%, 9/1/16		40,000	40,174
			319,831
Biotechnology — 0.4%
AbbVie, Inc., 1.75%, 11/6/17		60,000	60,306
AbbVie, Inc., 2.90%, 11/6/22		40,000	40,779
AbbVie, Inc., 3.60%, 5/14/25		30,000	31,565
AbbVie, Inc., 4.40%, 11/6/42		30,000	30,437
Amgen, Inc., 2.125%, 5/15/17		40,000	40,436
Amgen, Inc., 4.10%, 6/15/21		20,000	21,849
Amgen, Inc., 5.375%, 5/15/43		40,000	45,735
Biogen, Inc., 3.625%, 9/15/22		50,000	52,975
Celgene Corp., 3.25%, 8/15/22		30,000	31,028
Celgene Corp., 3.625%, 5/15/24		10,000	10,358
Celgene Corp., 3.875%, 8/15/25		30,000	31,602
Gilead Sciences, Inc., 4.40%, 12/1/21		50,000	55,923
Gilead Sciences, Inc., 3.65%, 3/1/26		40,000	42,623
			495,616
Building Products†
Masco Corp., 4.45%, 4/1/25		20,000	20,846
Capital Markets — 0.2%
ABN AMRO Bank NV, MTN, 7.125%, 7/6/22	EUR	100,000	143,559
Ameriprise Financial, Inc., 4.00%, 10/15/23		$20,000	21,172
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17		100,000	107,014
			271,745
Chemicals — 0.2%
Ashland, Inc., 4.75%, 8/15/22		30,000	30,600
Dow Chemical Co. (The), 4.25%, 11/15/20		13,000	14,178
Eastman Chemical Co., 2.70%, 1/15/20		30,000	30,651
Eastman Chemical Co., 3.60%, 8/15/22		30,000	31,286

Ecolab, Inc., 4.35%, 12/8/21		30,000	33,179
LyondellBasell Industries NV, 4.625%, 2/26/55		20,000	17,948
Mosaic Co. (The), 5.625%, 11/15/43		20,000	20,861
			178,703
Commercial Services and Supplies — 0.1%
Covanta Holding Corp., 5.875%, 3/1/24		30,000	29,250
Pitney Bowes, Inc., 4.625%, 3/15/24		20,000	20,437
Republic Services, Inc., 3.55%, 6/1/22		50,000	52,867
Waste Management, Inc., 4.10%, 3/1/45		10,000	10,083
			112,637
Communications Equipment — 0.1%
CC Holdings GS V LLC / Crown Castle GS III Corp., 3.85%, 4/15/23		60,000	61,974
Cisco Systems, Inc., 5.90%, 2/15/39		20,000	25,920
			87,894
Construction Materials†
Owens Corning, 4.20%, 12/15/22		30,000	30,454
Consumer Finance — 0.3%
American Express Co., 1.55%, 5/22/18		20,000	19,943
American Express Credit Corp., 1.30%, 7/29/16		40,000	40,068
American Express Credit Corp., 2.60%, 9/14/20		15,000	15,380
CIT Group, Inc., 4.25%, 8/15/17		80,000	81,609
CIT Group, Inc., 5.00%, 8/15/22		20,000	20,300
Equifax, Inc., 3.30%, 12/15/22		30,000	30,679
GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/20		40,000	41,800
PNC Bank N.A., 6.00%, 12/7/17		80,000	84,981
Synchrony Financial, 2.60%, 1/15/19		20,000	20,059
Synchrony Financial, 3.00%, 8/15/19		10,000	10,169
			364,988
Containers and Packaging — 0.1%
Ball Corp., 4.00%, 11/15/23		30,000	29,663
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23		40,000	41,000
WestRock RKT Co., 3.50%, 3/1/20		20,000	20,304
WestRock RKT Co., 4.00%, 3/1/23		40,000	41,048
			132,015
Diversified Consumer Services†
Catholic Health Initiatives, 2.95%, 11/1/22		20,000	20,070
Diversified Financial Services — 1.1%
Ally Financial, Inc., 2.75%, 1/30/17		50,000	49,875
BNP Paribas SA, MTN, 2.375%, 2/17/25	EUR	100,000	112,623
Deutsche Bank AG, MTN, 2.75%, 2/17/25	EUR	100,000	103,976
General Electric Co., MTN, 2.30%, 4/27/17		$60,000	60,829
General Electric Co., MTN, 4.65%, 10/17/21		20,000	22,845
Goldman Sachs Group, Inc. (The), 2.375%, 1/22/18		40,000	40,537
Goldman Sachs Group, Inc. (The), 2.90%, 7/19/18		180,000	184,330
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22		30,000	34,672
Goldman Sachs Group, Inc. (The), 4.00%, 3/3/24		50,000	52,535
Goldman Sachs Group, Inc. (The), 3.50%, 1/23/25		40,000	40,464
Goldman Sachs Group, Inc. (The), 4.25%, 10/21/25		20,000	20,369
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37		40,000	47,747
Goldman Sachs Group, Inc. (The), 5.15%, 5/22/45		10,000	10,200
Goldman Sachs Group, Inc. (The), MTN, 4.80%, 7/8/44		10,000	10,500
HSBC Holdings plc, 5.10%, 4/5/21		20,000	22,024
McGraw Hill Financial, Inc., 3.30%, 8/14/20		10,000	10,397

Morgan Stanley, 5.00%, 11/24/25		120,000	130,173
Morgan Stanley, MTN, 6.625%, 4/1/18		90,000	98,386
Morgan Stanley, MTN, 5.625%, 9/23/19		80,000	89,111
Morgan Stanley, MTN, 3.70%, 10/23/24		10,000	10,360
Nationwide Building Society, MTN, 6.75%, 7/22/20	EUR	100,000	135,189
			1,287,142
Diversified Telecommunication Services — 0.7%
AT&T, Inc., 5.00%, 3/1/21		$40,000	44,679
AT&T, Inc., 4.45%, 4/1/24		20,000	21,642
AT&T, Inc., 3.40%, 5/15/25		100,000	100,440
AT&T, Inc., 6.55%, 2/15/39		42,000	49,816
AT&T, Inc., 4.30%, 12/15/42		40,000	36,763
British Telecommunications plc, 5.95%, 1/15/18		40,000	43,157
CenturyLink, Inc., Series Q, 6.15%, 9/15/19		30,000	31,275
Deutsche Telekom International Finance BV, 2.25%, 3/6/17(2)		20,000	20,182
Deutsche Telekom International Finance BV, 6.75%, 8/20/18		30,000	33,625
Frontier Communications Corp., 8.25%, 4/15/17		10,000	10,633
Frontier Communications Corp., 8.50%, 4/15/20		20,000	20,600
Frontier Communications Corp., 11.00%, 9/15/25(2)		10,000	10,087
Orange SA, 4.125%, 9/14/21		40,000	43,790
Telecom Italia Capital SA, 6.00%, 9/30/34		20,000	19,111
Verizon Communications, Inc., 3.50%, 11/1/21		20,000	21,284
Verizon Communications, Inc., 5.15%, 9/15/23		60,000	69,386
Verizon Communications, Inc., 5.05%, 3/15/34		100,000	108,733
Verizon Communications, Inc., 6.55%, 9/15/43		23,000	30,363
Verizon Communications, Inc., 4.86%, 8/21/46		37,000	39,187
Verizon Communications, Inc., 5.01%, 8/21/54		21,000	21,164
			775,917
Electrical Equipment†
Belden, Inc., 5.25%, 7/15/24(2)		20,000	19,200
Electronic Equipment, Instruments and Components — 0.1%
Avnet, Inc., 4.625%, 4/15/26		10,000	10,133
Jabil Circuit, Inc., 7.75%, 7/15/16		70,000	71,058
			81,191
Energy Equipment and Services — 0.1%
Ensco plc, 4.70%, 3/15/21		40,000	27,886
Ensco plc, 5.20%, 3/15/25		10,000	5,625
Halliburton Co., 3.80%, 11/15/25		30,000	30,054
Noble Holding International Ltd., 6.95%, 4/1/25		5,000	3,255
Schlumberger Investment SA, 3.65%, 12/1/23		40,000	41,594
			108,414
Food and Staples Retailing — 0.3%
CVS Health Corp., 3.50%, 7/20/22		40,000	42,959
CVS Health Corp., 2.75%, 12/1/22		35,000	36,011
CVS Health Corp., 5.125%, 7/20/45		10,000	11,634
Delhaize Group, 5.70%, 10/1/40		10,000	10,821
Dollar General Corp., 3.25%, 4/15/23		30,000	30,334
Dollar General Corp., 4.15%, 11/1/25		10,000	10,531
Kroger Co. (The), 6.40%, 8/15/17		50,000	53,459
Kroger Co. (The), 3.30%, 1/15/21		50,000	52,896
Sysco Corp., 3.30%, 7/15/26(3)		10,000	10,139
Wal-Mart Stores, Inc., 4.30%, 4/22/44		80,000	89,710
			348,494

Food Products — 0.1%
Kraft Heinz Foods Co., 3.95%, 7/15/25(2)	30,000	32,018
Kraft Heinz Foods Co., 5.00%, 6/4/42	20,000	21,859
Kraft Heinz Foods Co., 5.20%, 7/15/45(2)	20,000	22,472
Tyson Foods, Inc., 4.50%, 6/15/22	30,000	32,920
		109,269
Gas Utilities — 0.6%
Columbia Pipeline Group, Inc., 4.50%, 6/1/25(2)	30,000	29,850
Enbridge Energy Partners LP, 6.50%, 4/15/18	30,000	30,880
Enbridge, Inc., 4.50%, 6/10/44	20,000	15,976
Energy Transfer Equity LP, 7.50%, 10/15/20	30,000	29,025
Energy Transfer Partners LP, 4.15%, 10/1/20	40,000	38,830
Energy Transfer Partners LP, 3.60%, 2/1/23	30,000	26,071
Energy Transfer Partners LP, 6.50%, 2/1/42	20,000	18,461
Enterprise Products Operating LLC, 6.30%, 9/15/17	30,000	31,764
Enterprise Products Operating LLC, 4.85%, 3/15/44	80,000	75,346
Enterprise Products Operating LLC, VRN, 7.03%, 1/15/18	20,000	20,330
Kinder Morgan Energy Partners LP, 6.50%, 4/1/20	30,000	31,993
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	20,000	20,864
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	50,000	47,480
Kinder Morgan, Inc., 4.30%, 6/1/25	10,000	9,534
Kinder Morgan, Inc., 5.55%, 6/1/45	10,000	8,919
Magellan Midstream Partners LP, 6.55%, 7/15/19	20,000	22,347
MPLX LP, 4.875%, 12/1/24(2)	20,000	18,479
MPLX LP, 4.875%, 6/1/25(2)	20,000	18,277
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	40,000	36,682
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	40,000	35,780
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	40,000	35,400
Williams Cos., Inc. (The), 3.70%, 1/15/23	20,000	15,050
Williams Cos., Inc. (The), 5.75%, 6/24/44	10,000	6,700
Williams Partners LP, 4.125%, 11/15/20	30,000	27,286
Williams Partners LP, 5.40%, 3/4/44	40,000	30,067
		681,391
Health Care Equipment and Supplies — 0.2%
Becton Dickinson and Co., 3.73%, 12/15/24	40,000	42,679
Medtronic, Inc., 2.50%, 3/15/20	20,000	20,716
Medtronic, Inc., 2.75%, 4/1/23	20,000	20,552
Medtronic, Inc., 3.50%, 3/15/25	50,000	53,433
Medtronic, Inc., 4.375%, 3/15/35	40,000	43,400
St. Jude Medical, Inc., 2.00%, 9/15/18	10,000	10,117
Zimmer Biomet Holdings, Inc., 2.70%, 4/1/20	20,000	20,307
		211,204
Health Care Providers and Services — 0.3%
Aetna, Inc., 2.75%, 11/15/22	30,000	29,930
CHS / Community Health Systems, Inc., 5.125%, 8/15/18	40,000	40,500
Express Scripts, Inc., 7.25%, 6/15/19	35,000	40,591
HCA, Inc., 3.75%, 3/15/19	60,000	61,614
NYU Hospitals Center, 4.43%, 7/1/42	20,000	20,318
UnitedHealth Group, Inc., 2.875%, 12/15/21	30,000	31,195
UnitedHealth Group, Inc., 2.875%, 3/15/22	40,000	41,498
UnitedHealth Group, Inc., 3.75%, 7/15/25	20,000	21,585
Universal Health Services, Inc., 7.125%, 6/30/16	30,000	30,471
Universal Health Services, Inc., 4.75%, 8/1/22(2)	20,000	20,400
		338,102

Hotels, Restaurants and Leisure — 0.1%
McDonald's Corp., MTN, 4.60%, 5/26/45		10,000	10,508
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22		30,000	31,800
Wyndham Worldwide Corp., 2.95%, 3/1/17		10,000	10,097
			52,405
Household Durables — 0.2%
D.R. Horton, Inc., 3.625%, 2/15/18		40,000	41,150
Lennar Corp., 4.75%, 12/15/17		30,000	30,825
Lennar Corp., 4.75%, 4/1/21		30,000	30,525
M.D.C. Holdings, Inc., 5.50%, 1/15/24		20,000	19,250
Toll Brothers Finance Corp., 6.75%, 11/1/19		30,000	33,600
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 4.375%, 6/15/19		10,000	9,975
			165,325
Industrial Conglomerates — 0.2%
General Electric Co., 5.25%, 12/6/17		70,000	75,076
General Electric Co., 2.70%, 10/9/22		70,000	72,857
General Electric Co., 4.125%, 10/9/42		30,000	31,569
Ingersoll-Rand Luxembourg Finance SA, 3.55%, 11/1/24		30,000	30,794
			210,296
Insurance — 0.9%
Allianz Finance II BV, MTN, VRN, 5.75%, 7/8/21	EUR	100,000	131,685
Allstate Corp. (The), VRN, 5.75%, 8/15/23		$20,000	20,363
American International Group, Inc., 4.125%, 2/15/24		80,000	83,532
American International Group, Inc., 4.50%, 7/16/44		20,000	18,941
American International Group, Inc., MTN, 5.85%, 1/16/18		50,000	53,630
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21		30,000	33,411
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22		20,000	20,866
Berkshire Hathaway, Inc., 4.50%, 2/11/43		20,000	21,913
Chubb INA Holdings, Inc., 3.35%, 5/3/26		20,000	20,902
Chubb INA Holdings, Inc., 3.15%, 3/15/25		40,000	41,210
CNP Assurances, VRN, 4.00%, 11/18/24	EUR	100,000	107,350
Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36		$10,000	11,802
International Lease Finance Corp., 6.25%, 5/15/19		20,000	21,375
Liberty Mutual Group, Inc., 4.95%, 5/1/22(2)		20,000	21,810
Liberty Mutual Group, Inc., 4.85%, 8/1/44(2)		30,000	28,812
Lincoln National Corp., 6.25%, 2/15/20		40,000	44,744
Markel Corp., 4.90%, 7/1/22		40,000	43,981
Markel Corp., 3.625%, 3/30/23		10,000	10,101
MetLife, Inc., 4.125%, 8/13/42		20,000	19,148
MetLife, Inc., 4.875%, 11/13/43		20,000	21,365
Principal Financial Group, Inc., 3.30%, 9/15/22		10,000	10,173
Prudential Financial, Inc., MTN, 5.375%, 6/21/20		10,000	11,207
Prudential Financial, Inc., MTN, 5.625%, 5/12/41		40,000	44,359
TIAA Asset Management Finance Co. LLC, 4.125%, 11/1/24(2)		20,000	20,715
Travelers Cos., Inc. (The), 4.60%, 8/1/43		20,000	22,605
Travelers Cos., Inc. (The), 4.30%, 8/25/45		10,000	10,862
Voya Financial, Inc., 5.50%, 7/15/22		30,000	33,620
Voya Financial, Inc., 5.70%, 7/15/43		20,000	22,760
WR Berkley Corp., 4.625%, 3/15/22		20,000	21,614
WR Berkley Corp., 4.75%, 8/1/44		10,000	10,014
			984,870
Internet Software and Services†
Netflix, Inc., 5.375%, 2/1/21		40,000	41,950

IT Services — 0.1%
Fidelity National Information Services, Inc., 5.00%, 3/15/22	20,000	20,811
Fidelity National Information Services, Inc., 4.50%, 10/15/22	30,000	32,045
Fidelity National Information Services, Inc., 3.50%, 4/15/23	20,000	19,996
Xerox Corp., 2.95%, 3/15/17	10,000	10,063
		82,915
Life Sciences Tools and Services — 0.1%
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	25,000	25,910
Thermo Fisher Scientific, Inc., 3.30%, 2/15/22	9,000	9,194
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44	30,000	33,508
		68,612
Machinery — 0.1%
Oshkosh Corp., 5.375%, 3/1/22	50,000	51,125
Media — 0.9%
21st Century Fox America, Inc., 3.70%, 10/15/25	50,000	52,480
21st Century Fox America, Inc., 6.90%, 8/15/39	30,000	37,478
21st Century Fox America, Inc., 4.75%, 9/15/44	30,000	31,185
CBS Corp., 3.50%, 1/15/25	30,000	30,471
CBS Corp., 4.85%, 7/1/42	10,000	9,731
CCO Safari II LLC, 4.91%, 7/23/25(2)	115,000	121,526
Comcast Corp., 6.40%, 5/15/38	70,000	93,440
Discovery Communications LLC, 5.625%, 8/15/19	25,000	27,491
Discovery Communications LLC, 3.25%, 4/1/23	20,000	19,099
Embarq Corp., 8.00%, 6/1/36	20,000	19,350
Interpublic Group of Cos., Inc. (The), 4.00%, 3/15/22	20,000	20,619
Lamar Media Corp., 5.375%, 1/15/24	30,000	31,434
NBCUniversal Media LLC, 5.15%, 4/30/20	20,000	22,757
NBCUniversal Media LLC, 4.375%, 4/1/21	60,000	67,168
NBCUniversal Media LLC, 2.875%, 1/15/23	20,000	20,768
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(2)	30,000	30,900
Omnicom Group, Inc., 3.60%, 4/15/26(3)	30,000	30,807
TEGNA, Inc., 5.125%, 7/15/20	57,000	59,565
Time Warner Cable, Inc., 6.75%, 7/1/18	20,000	22,019
Time Warner Cable, Inc., 5.50%, 9/1/41	10,000	9,953
Time Warner Cable, Inc., 4.50%, 9/15/42	10,000	8,912
Time Warner, Inc., 4.70%, 1/15/21	30,000	33,073
Time Warner, Inc., 3.60%, 7/15/25	30,000	30,866
Time Warner, Inc., 7.70%, 5/1/32	40,000	51,492
Time Warner, Inc., 5.35%, 12/15/43	20,000	21,369
Viacom, Inc., 4.50%, 3/1/21	30,000	32,386
Viacom, Inc., 3.125%, 6/15/22	30,000	29,532
Walt Disney Co. (The), MTN, 2.35%, 12/1/22	30,000	30,783
Walt Disney Co. (The), MTN, 4.125%, 6/1/44	20,000	21,511
		1,018,165
Metals and Mining — 0.1%
Barrick North America Finance LLC, 4.40%, 5/30/21	14,000	14,333
Barrick North America Finance LLC, 5.75%, 5/1/43	10,000	9,071
Glencore Finance Canada Ltd., 4.95%, 11/15/21(2)	20,000	18,009
Newmont Mining Corp., 6.25%, 10/1/39	2,000	2,005
Southern Copper Corp., 5.25%, 11/8/42	20,000	16,500
Steel Dynamics, Inc., 6.125%, 8/15/19	30,000	31,125
Vale Overseas Ltd., 5.625%, 9/15/19	25,000	24,375
		115,418

Multi-Utilities — 0.7%
Berkshire Hathaway Energy Co., 3.50%, 2/1/25	30,000	31,740
CenterPoint Energy Houston Electric LLC, 3.55%, 8/1/42	10,000	9,418
CMS Energy Corp., 8.75%, 6/15/19	40,000	48,391
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	20,000	20,023
Constellation Energy Group, Inc., 5.15%, 12/1/20	32,000	35,521
Consumers Energy Co., 2.85%, 5/15/22	10,000	10,241
Consumers Energy Co., 3.375%, 8/15/23	10,000	10,457
Dominion Resources, Inc., 2.75%, 9/15/22	70,000	69,295
Dominion Resources, Inc., 4.90%, 8/1/41	10,000	10,245
Dominion Resources, Inc., VRN, 7.50%, 6/30/16	20,000	16,950
Duke Energy Corp., 1.625%, 8/15/17	30,000	30,061
Duke Energy Corp., 3.55%, 9/15/21	20,000	20,993
Duke Energy Florida LLC, 6.35%, 9/15/37	20,000	27,035
Duke Energy Florida LLC, 3.85%, 11/15/42	20,000	19,471
Duke Energy Progress, LLC, 4.15%, 12/1/44	20,000	21,063
Edison International, 3.75%, 9/15/17	40,000	41,370
Exelon Generation Co. LLC, 4.25%, 6/15/22	20,000	21,003
Exelon Generation Co. LLC, 5.60%, 6/15/42	10,000	9,705
FirstEnergy Corp., 2.75%, 3/15/18	20,000	20,202
FirstEnergy Corp., 4.25%, 3/15/23	40,000	41,713
Florida Power & Light Co., 4.125%, 2/1/42	20,000	21,356
Georgia Power Co., 4.30%, 3/15/42	10,000	10,212
IPALCO Enterprises, Inc., 5.00%, 5/1/18	40,000	42,200
MidAmerican Energy Co., 4.40%, 10/15/44	20,000	21,894
NextEra Energy Capital Holdings, Inc., VRN, 7.30%, 9/1/17	40,000	37,392
Nisource Finance Corp., 5.65%, 2/1/45	20,000	23,892
Potomac Electric Power Co., 3.60%, 3/15/24	20,000	21,321
Progress Energy, Inc., 3.15%, 4/1/22	20,000	20,306
Sempra Energy, 6.50%, 6/1/16	30,000	30,236
Sempra Energy, 2.875%, 10/1/22	40,000	39,607
Southern Power Co., 5.15%, 9/15/41	10,000	9,982
Virginia Electric and Power Co., 3.45%, 2/15/24	30,000	31,505
Virginia Electric and Power Co., 4.45%, 2/15/44	10,000	10,955
Xcel Energy, Inc., 4.80%, 9/15/41	10,000	11,033
		846,788
Multiline Retail — 0.1%
Macy's Retail Holdings, Inc., 2.875%, 2/15/23	30,000	28,548
Target Corp., 4.00%, 7/1/42	30,000	32,208
		60,756
Oil, Gas and Consumable Fuels — 0.8%
AmeriGas Partners LP / AmeriGas Finance Corp., 6.25%, 8/20/19	20,000	20,500
Anadarko Petroleum Corp., 5.55%, 3/15/26	10,000	10,129
Anadarko Petroleum Corp., 6.45%, 9/15/36	20,000	20,042
Apache Corp., 4.75%, 4/15/43	20,000	18,022
BP Capital Markets plc, 4.50%, 10/1/20	30,000	32,838
BP Capital Markets plc, 2.75%, 5/10/23	20,000	19,642
Chevron Corp., 2.43%, 6/24/20	10,000	10,220
Cimarex Energy Co., 4.375%, 6/1/24	30,000	29,601
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	30,000	31,094
Concho Resources, Inc., 7.00%, 1/15/21	50,000	50,750
Concho Resources, Inc., 6.50%, 1/15/22	10,000	10,025
ConocoPhillips Holding Co., 6.95%, 4/15/29	10,000	11,279

Continental Resources, Inc., 5.00%, 9/15/22	20,000	17,337
Ecopetrol SA, 4.125%, 1/16/25	10,000	8,500
EOG Resources, Inc., 5.625%, 6/1/19	30,000	32,747
EOG Resources, Inc., 4.10%, 2/1/21	20,000	21,177
Exxon Mobil Corp., 2.71%, 3/6/25	40,000	40,288
Exxon Mobil Corp., 3.04%, 3/1/26	30,000	30,757
Hess Corp., 6.00%, 1/15/40	30,000	27,971
Newfield Exploration Co., 5.75%, 1/30/22	20,000	19,625
Noble Energy, Inc., 4.15%, 12/15/21	50,000	50,013
Petroleos Mexicanos, 6.00%, 3/5/20	40,000	42,400
Petroleos Mexicanos, 4.875%, 1/24/22	70,000	69,650
Petroleos Mexicanos, 3.50%, 1/30/23	10,000	9,088
Petroleos Mexicanos, 6.625%, 6/15/35	10,000	9,650
Phillips 66, 4.30%, 4/1/22	50,000	53,332
Phillips 66, 4.65%, 11/15/34	30,000	29,857
Shell International Finance BV, 2.375%, 8/21/22	20,000	19,846
Shell International Finance BV, 3.25%, 5/11/25	20,000	20,188
Shell International Finance BV, 3.625%, 8/21/42	15,000	13,462
Statoil ASA, 2.45%, 1/17/23	40,000	38,829
Statoil ASA, 3.95%, 5/15/43	20,000	19,114
Suburban Propane Partners LP / Suburban Energy Finance Corp., 7.375%, 8/1/21	30,000	30,675
Total Capital Canada Ltd., 2.75%, 7/15/23	20,000	19,993
Total Capital SA, 2.125%, 8/10/18	20,000	20,336
		908,977
Paper and Forest Products — 0.1%
Georgia-Pacific LLC, 2.54%, 11/15/19(2)	40,000	40,211
Georgia-Pacific LLC, 5.40%, 11/1/20(2)	60,000	67,123
International Paper Co., 6.00%, 11/15/41	10,000	10,900
		118,234
Pharmaceuticals — 0.3%
Actavis Funding SCS, 3.85%, 6/15/24	34,000	35,711
Actavis Funding SCS, 4.55%, 3/15/35	20,000	20,748
Actavis, Inc., 1.875%, 10/1/17	40,000	40,188
Actavis, Inc., 3.25%, 10/1/22	30,000	30,777
Actavis, Inc., 4.625%, 10/1/42	10,000	10,345
Forest Laboratories LLC, 4.875%, 2/15/21(2)	60,000	66,255
GlaxoSmithKline Capital plc, 2.85%, 5/8/22	35,000	36,713
Merck & Co., Inc., 2.40%, 9/15/22	70,000	71,462
Merck & Co., Inc., 3.70%, 2/10/45	10,000	10,206
Roche Holdings, Inc., 3.35%, 9/30/24(2)	20,000	21,256
		343,661
Real Estate Investment Trusts (REITs) — 0.3%
American Tower Corp., 5.05%, 9/1/20	20,000	21,751
Boston Properties LP, 3.65%, 2/1/26	10,000	10,362
DDR Corp., 4.75%, 4/15/18	50,000	52,013
DDR Corp., 3.625%, 2/1/25	20,000	19,393
Essex Portfolio LP, 3.625%, 8/15/22	30,000	31,164
Essex Portfolio LP, 3.375%, 1/15/23	10,000	10,213
Essex Portfolio LP, 3.25%, 5/1/23	10,000	9,978
Hospitality Properties Trust, 4.65%, 3/15/24	70,000	68,833
Host Hotels & Resorts LP, 3.75%, 10/15/23	20,000	19,552
Kilroy Realty LP, 3.80%, 1/15/23	30,000	30,628
Realty Income Corp., 4.125%, 10/15/26	10,000	10,309

Senior Housing Properties Trust, 4.75%, 5/1/24	30,000	29,118
Simon Property Group LP, 3.30%, 1/15/26	20,000	20,791
Ventas Realty LP, 4.125%, 1/15/26	20,000	20,587
Welltower, Inc., 2.25%, 3/15/18	10,000	10,061
Welltower, Inc., 3.75%, 3/15/23	20,000	20,015
		384,768
Road and Rail — 0.2%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	39,000	41,898
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	50,000	53,909
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	10,000	10,290
CSX Corp., 4.25%, 6/1/21	20,000	21,896
CSX Corp., 3.40%, 8/1/24	30,000	31,105
Norfolk Southern Corp., 5.75%, 4/1/18	10,000	10,819
Norfolk Southern Corp., 3.25%, 12/1/21	40,000	41,475
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.875%, 7/17/18(2)	10,000	10,079
Penske Truck Leasing Co. LP / PTL Finance Corp., 3.375%, 2/1/22(2)	20,000	19,893
Union Pacific Corp., 4.00%, 2/1/21	20,000	21,919
Union Pacific Corp., 4.75%, 9/15/41	10,000	11,203
		274,486
Semiconductors and Semiconductor Equipment†
KLA-Tencor Corp., 4.65%, 11/1/24	20,000	20,273
Software — 0.2%
Activision Blizzard, Inc., 5.625%, 9/15/21(2)	40,000	42,250
Intuit, Inc., 5.75%, 3/15/17	75,000	77,953
Microsoft Corp., 2.70%, 2/12/25	30,000	30,704
Microsoft Corp., 3.125%, 11/3/25	20,000	21,037
Oracle Corp., 2.50%, 10/15/22	25,000	25,468
Oracle Corp., 3.625%, 7/15/23	30,000	32,538
Oracle Corp., 3.40%, 7/8/24	30,000	31,960
		261,910
Specialty Retail — 0.1%
Home Depot, Inc. (The), 2.625%, 6/1/22	30,000	31,067
Home Depot, Inc. (The), 3.35%, 9/15/25	20,000	21,708
Home Depot, Inc. (The), 5.95%, 4/1/41	40,000	53,033
United Rentals North America, Inc., 4.625%, 7/15/23	20,000	19,950
		125,758
Technology Hardware, Storage and Peripherals — 0.2%
Apple, Inc., 1.00%, 5/3/18	30,000	30,075
Apple, Inc., 2.85%, 5/6/21	30,000	31,511
Apple, Inc., 3.45%, 5/6/24	40,000	42,725
Apple, Inc., 4.65%, 2/23/46	20,000	21,894
Hewlett Packard Enterprise Co., 3.60%, 10/15/20(2)	40,000	41,653
Hewlett Packard Enterprise Co., 4.90%, 10/15/25(2)	30,000	30,960
HP, Inc., 4.30%, 6/1/21	25,000	26,061
Seagate HDD Cayman, 4.75%, 6/1/23	50,000	41,491
		266,370
Textiles, Apparel and Luxury Goods — 0.1%
Hanesbrands, Inc., 6.375%, 12/15/20	40,000	41,450
L Brands, Inc., 6.90%, 7/15/17	20,000	21,225
PVH Corp., 4.50%, 12/15/22	30,000	30,900
		93,575
Tobacco — 0.1%
Altria Group, Inc., 2.85%, 8/9/22	40,000	41,402

Philip Morris International, Inc., 4.125%, 5/17/21	40,000	44,458
Reynolds American, Inc., 4.45%, 6/12/25	40,000	44,110
		129,970
Wireless Telecommunication Services — 0.1%
Sprint Communications, Inc., 6.00%, 12/1/16	30,000	29,963
Sprint Communications, Inc., 9.00%, 11/15/18(2)	40,000	42,100
T-Mobile USA, Inc., 6.46%, 4/28/19	40,000	41,000
Vodafone Group plc, 5.625%, 2/27/17	50,000	52,033
		165,096
TOTAL CORPORATE BONDS (Cost $15,251,185)		15,686,217
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(4) — 10.1%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 1.2%
FHLMC, VRN, 1.78%, 4/15/16	23,590	24,095
FHLMC, VRN, 1.95%, 4/15/16	41,285	42,375
FHLMC, VRN, 1.98%, 4/15/16	30,639	31,354
FHLMC, VRN, 2.32%, 4/15/16	90,897	93,054
FHLMC, VRN, 2.40%, 4/15/16	47,531	50,297
FHLMC, VRN, 2.55%, 4/15/16	12,473	13,014
FHLMC, VRN, 2.59%, 4/15/16	104,877	110,602
FHLMC, VRN, 2.61%, 4/15/16	17,499	18,474
FHLMC, VRN, 2.62%, 4/15/16	23,790	25,127
FHLMC, VRN, 2.78%, 4/15/16	53,939	56,861
FHLMC, VRN, 3.24%, 4/15/16	27,971	29,453
FHLMC, VRN, 3.68%, 4/15/16	19,431	20,366
FHLMC, VRN, 4.06%, 4/15/16	24,891	26,217
FHLMC, VRN, 4.22%, 4/15/16	33,495	35,448
FHLMC, VRN, 4.67%, 4/15/16	14,779	15,508
FHLMC, VRN, 5.12%, 4/15/16	11,412	12,033
FHLMC, VRN, 5.77%, 4/15/16	37,972	40,065
FHLMC, VRN, 5.94%, 4/15/16	27,786	29,254
FNMA, VRN, 2.05%, 4/25/16	44,939	46,134
FNMA, VRN, 2.06%, 4/25/16	49,686	51,925
FNMA, VRN, 2.07%, 4/25/16	125,265	130,229
FNMA, VRN, 2.07%, 4/25/16	52,691	54,879
FNMA, VRN, 2.07%, 4/25/16	56,037	58,381
FNMA, VRN, 2.07%, 4/25/16	72,362	75,445
FNMA, VRN, 2.50%, 4/25/16	57,887	61,075
FNMA, VRN, 2.52%, 4/25/16	19,335	20,333
FNMA, VRN, 2.57%, 4/25/16	15,265	16,017
FNMA, VRN, 2.65%, 4/25/16	15,342	16,204
FNMA, VRN, 3.36%, 4/25/16	32,875	34,408
FNMA, VRN, 3.61%, 4/25/16	40,317	42,616
FNMA, VRN, 3.95%, 4/25/16	28,907	30,505
FNMA, VRN, 4.80%, 4/25/16	21,794	22,954
		1,334,702
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 8.9%
FHLMC, 6.50%, 6/1/16	536	537
FHLMC, 6.50%, 6/1/16	399	400
FHLMC, 4.50%, 1/1/19	40,179	41,532
FHLMC, 6.50%, 1/1/28	4,241	4,952
FHLMC, 6.50%, 6/1/29	4,677	5,326
FHLMC, 8.00%, 7/1/30	4,909	6,245
FHLMC, 5.50%, 12/1/33	120,127	136,632

FHLMC, 5.50%, 1/1/38	18,978	21,249
FHLMC, 6.00%, 8/1/38	22,785	26,027
FHLMC, 6.50%, 7/1/47	2,150	2,370
FNMA, 3.50%, 4/13/16(5)	900,000	943,928
FNMA, 4.00%, 4/13/16(5)	300,000	320,650
FNMA, 4.50%, 4/13/16(5)	225,000	244,851
FNMA, 4.50%, 5/1/19	19,170	19,888
FNMA, 4.50%, 5/1/19	26,002	26,973
FNMA, 6.50%, 1/1/28	4,280	4,895
FNMA, 6.50%, 1/1/29	9,660	11,381
FNMA, 7.50%, 7/1/29	27,023	30,985
FNMA, 7.50%, 9/1/30	4,264	5,245
FNMA, 5.00%, 7/1/31	153,973	170,943
FNMA, 6.50%, 1/1/32	6,516	7,453
FNMA, 5.50%, 6/1/33	30,382	34,493
FNMA, 5.50%, 8/1/33	71,437	80,855
FNMA, 5.00%, 11/1/33	188,403	209,542
FNMA, 5.50%, 1/1/34	61,256	68,952
FNMA, 5.00%, 4/1/35	153,449	170,299
FNMA, 4.50%, 9/1/35	97,046	106,044
FNMA, 5.00%, 2/1/36	152,723	169,395
FNMA, 5.50%, 1/1/37	111,280	125,477
FNMA, 5.50%, 2/1/37	26,321	29,588
FNMA, 6.00%, 7/1/37	152,930	175,648
FNMA, 6.50%, 8/1/37	48,848	54,855
FNMA, 5.00%, 4/1/40	244,191	270,806
FNMA, 5.00%, 6/1/40	189,805	210,575
FNMA, 3.50%, 1/1/41	487,674	512,675
FNMA, 4.00%, 1/1/41	665,871	724,101
FNMA, 4.00%, 5/1/41	165,124	177,067
FNMA, 5.00%, 6/1/41	207,760	230,714
FNMA, 4.50%, 7/1/41	202,865	222,216
FNMA, 4.50%, 9/1/41	52,526	57,328
FNMA, 4.00%, 12/1/41	259,407	280,424
FNMA, 4.00%, 1/1/42	74,020	79,393
FNMA, 4.00%, 1/1/42	288,368	309,190
FNMA, 3.50%, 5/1/42	489,412	515,500
FNMA, 3.50%, 6/1/42	110,464	116,591
FNMA, 3.50%, 5/1/45	946,417	994,735
FNMA, 6.50%, 8/1/47	6,284	6,992
FNMA, 6.50%, 8/1/47	2,822	3,139
FNMA, 6.50%, 9/1/47	12,942	14,408
FNMA, 6.50%, 9/1/47	715	796
FNMA, 6.50%, 9/1/47	4,863	5,410
FNMA, 6.50%, 9/1/47	7,071	7,870
FNMA, 6.50%, 9/1/47	1,888	2,100
GNMA, 3.50%, 4/20/16(5)	525,000	555,064
GNMA, 4.00%, 4/20/16(5)	546,000	583,858
GNMA, 7.00%, 4/20/26	13,235	15,104
GNMA, 7.50%, 8/15/26	9,051	10,954
GNMA, 7.00%, 2/15/28	3,692	3,737
GNMA, 7.50%, 2/15/28	3,660	3,723
GNMA, 6.50%, 5/15/28	687	788

GNMA, 6.50%, 5/15/28	1,984	2,274
GNMA, 7.00%, 12/15/28	5,542	5,746
GNMA, 7.00%, 5/15/31	26,730	32,927
GNMA, 5.50%, 11/15/32	71,935	82,512
GNMA, 4.50%, 1/15/40	69,652	76,010
GNMA, 4.50%, 5/20/41	184,763	201,165
GNMA, 4.50%, 6/15/41	89,438	99,494
GNMA, 4.00%, 12/15/41	327,585	351,564
GNMA, 3.50%, 7/20/42	128,831	136,609
		10,161,169
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $11,160,121)		11,495,871
U.S. TREASURY SECURITIES — 9.9%
U.S. Treasury Bonds, 3.50%, 2/15/39	330,000	393,042
U.S. Treasury Bonds, 4.375%, 11/15/39	360,000	484,812
U.S. Treasury Bonds, 3.125%, 11/15/41	50,000	55,672
U.S. Treasury Bonds, 2.75%, 11/15/42	650,000	670,503
U.S. Treasury Bonds, 2.875%, 5/15/43	450,000	474,495
U.S. Treasury Bonds, 3.125%, 8/15/44	270,000	298,856
U.S. Treasury Bonds, 3.00%, 11/15/44	180,000	194,330
U.S. Treasury Bonds, 2.50%, 2/15/45	80,000	78,041
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/24	578,707	581,517
U.S. Treasury Notes, 0.75%, 10/31/17	550,000	550,311
U.S. Treasury Notes, 1.00%, 2/15/18	470,000	472,313
U.S. Treasury Notes, 1.00%, 3/15/18	1,350,000	1,357,066
U.S. Treasury Notes, 2.625%, 4/30/18	85,000	88,327
U.S. Treasury Notes, 1.375%, 9/30/18	350,000	355,066
U.S. Treasury Notes, 1.25%, 11/15/18	1,000,000	1,011,172
U.S. Treasury Notes, 1.625%, 7/31/19	250,000	255,561
U.S. Treasury Notes, 1.50%, 10/31/19(6)	1,850,000	1,882,591
U.S. Treasury Notes, 1.50%, 11/30/19	450,000	457,735
U.S. Treasury Notes, 1.25%, 1/31/20	200,000	201,457
U.S. Treasury Notes, 1.375%, 2/29/20	150,000	151,717
U.S. Treasury Notes, 1.375%, 3/31/20	200,000	202,262
U.S. Treasury Notes, 1.375%, 4/30/20	200,000	202,156
U.S. Treasury Notes, 1.75%, 12/31/20	350,000	358,736
U.S. Treasury Notes, 1.50%, 2/28/23	600,000	598,547
TOTAL U.S. TREASURY SECURITIES (Cost $10,975,557)		11,376,285
COLLATERALIZED MORTGAGE OBLIGATIONS(4) — 2.0%
Private Sponsor Collateralized Mortgage Obligations — 1.9%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	6,681	6,945
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 2.63%, 4/1/16	58,750	58,120
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37	80,531	63,446
Banc of America Mortgage Securities, Inc., Series 2003-G, Class 2A1, VRN, 2.77%, 4/1/16	17,975	17,764
Banc of America Mortgage Securities, Inc., Series 2004-E, Class 2A6 SEQ, VRN, 2.89%, 4/1/16	55,838	55,102
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	16,892	17,453
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 2.44%, 4/1/16	72,287	67,988
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 2.22%, 4/1/16	45,819	44,990
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 2.78%, 4/1/16	15,775	15,408
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, VRN, 2.65%, 4/1/16	44,811	44,770
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	2,335	2,276
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR28, Class 2A1, VRN, 2.61%, 4/1/16	80,970	79,035
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 2.53%, 4/1/16	19,335	18,944

First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 2.59%, 4/1/16	22,310	21,342
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 2.31%, 4/1/16	44,739	43,294
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 2.82%, 4/1/16	39,633	39,363
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 2.74%, 4/1/16	60,417	59,603
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.84%, 4/1/16	85,149	85,499
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 2.80%, 4/1/16	39,935	39,809
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 2.50%, 4/1/16	24,135	23,739
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 2.69%, 4/1/16	15,174	15,019
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 2.89%, 4/1/16	30,374	30,371
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 4/1/16(2)	52,622	53,188
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.81%, 4/1/16	68,582	69,781
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	13,774	13,763
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 2.42%, 4/25/16	31,965	31,458
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.64%, 4/1/16	60,560	59,140
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.40%, 4/1/16	9,674	9,599
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 4/1/16	19,331	19,295
Sequoia Mortgage Trust, Series 2013-12, Class A1 SEQ, 4.00%, 12/25/43(2)	32,227	33,412
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 3A2, VRN, 2.55%, 4/1/16	19,484	19,460
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.54%, 4/1/16	114,555	113,693
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 1.17%, 4/25/16	25,841	23,858
Towd Point Mortgage Trust, Series 2016-1, Class A1, 3.50%, 2/25/55(2)	100,000	102,141
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 2.80%, 4/1/16	140,144	136,651
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-K, Class 2A6, VRN, 2.74%, 4/1/16	8,508	8,811
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 2.75%, 4/1/16	32,261	32,820
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 2.85%, 4/1/16	38,045	37,829
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	24,244	23,779
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-3, Class A12, 5.50%, 5/25/35	19,266	19,524
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 2A6, 5.25%, 10/25/35	47,400	49,579
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 2.79%, 4/1/16	103,671	105,233
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A15, VRN, 2.79%, 4/1/16	33,234	34,496
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 2.79%, 4/1/16	64,325	65,120
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR14, Class A1, VRN, 2.74%, 4/1/16	12,459	12,210
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 2.93%, 4/1/16	28,672	28,732
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR2, Class 3A1, VRN, 2.81%, 4/1/16	18,730	18,823
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 2.75%, 4/1/16	59,499	59,255
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	34,746	35,242
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	24,757	25,218
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	21,162	21,666
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	17,222	17,714
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	9,107	9,446
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.28%, 4/1/16	23,308	22,903
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	45,941	48,350
		2,212,469
U.S. Government Agency Collateralized Mortgage Obligations — 0.1%
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25	85,315	92,657
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,336,595)		2,305,126
COMMERCIAL MORTGAGE-BACKED SECURITIES(4) — 2.0%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2012-PARK, Class A SEQ, 2.96%, 12/10/30(2)	150,000	154,341
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2014-ICTS, Class A, VRN, 1.24%, 4/15/16(2)	125,000	125,164
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33(2)	100,000	102,383

BLCP Hotel Trust, Series 2014-CLRN, Class A, VRN, 1.39%, 4/15/16(2)	216,050	211,161
Commercial Mortgage Pass-Through Certificates, Series 2014-BBG, Class A, VRN, 1.24%, 4/15/16(2)	150,000	146,533
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM SEQ, 4.43%, 2/10/47	125,000	137,247
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class AM, VRN, 4.19%, 4/1/16	125,000	135,652
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, 4.19%, 9/10/47	125,000	134,646
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, VRN, 3.60%, 4/1/16	100,000	103,821
Core Industrial Trust, Series 2015-WEST, Class A SEQ, 3.29%, 2/10/37(2)	150,000	154,709
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.17%, 4/10/16(2)	200,000	208,765
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 4/1/16	75,000	77,293
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4, 4.17%, 12/15/46	50,000	55,460
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class AS, 4.52%, 12/15/46	75,000	83,071
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class A, VRN, 1.34%, 4/15/16(2)	150,000	148,563
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A SEQ, 3.35%, 7/13/29(2)	125,000	131,467
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.45%, 4/1/16(2)	125,000	124,593
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,189,512)		2,234,869
ASSET-BACKED SECURITIES(4) — 1.7%
Avis Budget Rental Car Funding AESOP LLC, Series 2012-2A, Class A SEQ, 2.80%, 5/20/18(2)	100,000	100,833
Barclays Dryrock Issuance Trust, Series 2014-1, Class A, VRN, 0.80%, 4/15/16	125,000	124,987
BMW Floorplan Master Owner Trust, Series 2015-1A, Class A, VRN, 0.94%, 4/15/16(2)	125,000	125,117
Chesapeake Funding LLC, Series 2014-1A, Class A, VRN, 0.86%, 4/7/16(2)	102,903	102,628
Dell Equipment Finance Trust, Series 2015-2, Class A2B, VRN, 1.33%, 4/22/16(2)	100,000	100,011
Enterprise Fleet Financing LLC, Series 2014-1, Class A2 SEQ, 0.87%, 9/20/19(2)	29,497	29,411
Enterprise Fleet Financing LLC, Series 2015-2, Class A2 SEQ, 1.59%, 2/22/21(2)	150,000	149,763
Enterprise Fleet Financing LLC, Series 2016-1, Class A2 SEQ, 1.83%, 9/20/21(2)	100,000	99,945
Harley-Davidson Motorcycle Trust, Series 2014-1, Class A2B, VRN, 0.61%, 4/15/16	21,414	21,411
Hertz Fleet Lease Funding LP, Series 2014-1, Class A, VRN, 0.84%, 4/10/16(2)	99,047	98,829
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(2)	33,198	33,046
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(2)	138,460	136,266
Invitation Homes Trust, Series 2014-SFR1, Class A, VRN, 1.44%, 4/17/16(2)	74,732	73,111
Invitation Homes Trust, Series 2015-SFR1, Class A, VRN, 1.89%, 4/17/16(2)	96,265	95,265
John Deere Owner Trust, Series 2014-A, Class A3 SEQ, 0.92%, 4/16/18	71,268	71,245
MVW Owner Trust, Series 2014-1A, Class A, 2.25%, 9/22/31(2)	68,842	67,714
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(2)	85,381	85,308
Sierra Timeshare Receivables Funding LLC, Series 2014-1A, Class A SEQ, 2.07%, 3/20/30(2)	108,884	108,472
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(2)	69,213	68,488
Toyota Auto Receivables Owner Trust, Series 2015-C, Class A2B, VRN, 0.77%, 4/15/16	125,000	125,083
US Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27	18,092	18,622
Volvo Financial Equipment LLC, Series 2015-1A, Class A2, 0.95%, 11/15/17(2)	74,986	74,926
TOTAL ASSET-BACKED SECURITIES (Cost $1,917,450)		1,910,481
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.6%
Canada†
Province of Ontario Canada, 1.00%, 7/22/16	30,000	30,030
Colombia†
Colombia Government International Bond, 4.375%, 7/12/21	30,000	31,350
Italy†
Italy Government International Bond, 6.875%, 9/27/23	30,000	37,854
Mexico — 0.2%
Mexico Government International Bond, MTN, 5.95%, 3/19/19	120,000	133,950
Mexico Government International Bond, 5.125%, 1/15/20	70,000	77,000
Mexico Government International Bond, MTN, 4.75%, 3/8/44	60,000	60,000
		270,950

Peru — 0.1%
Peruvian Government International Bond, 6.55%, 3/14/37		10,000	12,500
Peruvian Government International Bond, 5.625%, 11/18/50		30,000	33,825
			46,325
Poland — 0.1%
Poland Government International Bond, 5.125%, 4/21/21		35,000	39,186
Poland Government International Bond, 3.00%, 3/17/23		10,000	10,044
			49,230
Portugal — 0.2%
Portugal Obrigacoes do Tesouro OT, 2.875%, 10/15/25(2)	EUR	200,000	229,808
Uruguay†
Uruguay Government International Bond, 4.125%, 11/20/45		$20,000	17,200
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $679,086)			712,747
U.S. GOVERNMENT AGENCY SECURITIES — 0.6%

FNMA, 2.625%, 9/6/24		90,000	95,183
FNMA, 6.625%, 11/15/30		390,000	580,847
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $610,178)			676,030
MUNICIPAL SECURITIES — 0.5%
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S-1, (Building Bonds), 6.92%, 4/1/40		20,000	27,609
California GO, (Building Bonds), 7.55%, 4/1/39		20,000	30,628
California GO, (Building Bonds), 7.30%, 10/1/39		30,000	43,999
California GO, (Building Bonds), 7.60%, 11/1/40		5,000	7,766
Illinois GO, (Taxable Pension), 5.10%, 6/1/33		40,000	37,606
Los Angeles Community College District GO, Series 2010 D, (Election of 2008), 6.68%, 8/1/36		20,000	27,385
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39		20,000	25,489
Metropolitan Transportation Authority Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40		15,000	20,915
Missouri Highways & Transportation Commission Rev., (Building Bonds), 5.45%, 5/1/33		20,000	24,850
New Jersey State Turnpike Authority Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40		40,000	60,027
Ohio Water Development Authority Pollution Control Rev., Series 2010 B-2, (Building Bonds), 4.88%, 12/1/34		30,000	35,423
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34		20,000	26,456
Port Authority of New York & New Jersey Rev., (Consolidated Bonds), 4.46%, 10/1/62		45,000	47,165
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40		40,000	49,380
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36		25,000	31,885
Salt River Agricultural Improvement & Power District Electric Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41		25,000	30,222
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 FG, (Building Bonds), 6.95%, 11/1/50		20,000	29,074
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32		30,000	37,699
TOTAL MUNICIPAL SECURITIES (Cost $489,910)			593,578
TEMPORARY CASH INVESTMENTS — 0.6%
SSgA U.S. Government Money Market Fund, Class N		399,111	399,111
State Street Institutional Liquid Reserves Fund, Premier Class		267,180	267,180
TOTAL TEMPORARY CASH INVESTMENTS (Cost $666,291)			666,291
TOTAL INVESTMENT SECURITIES — 101.6% (Cost $104,763,869)			116,118,507
OTHER ASSETS AND LIABILITIES — (1.6)%			(1,806,008)
TOTAL NET ASSETS — 100.0%			$114,312,499

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
EUR	1,728,370	USD	1,961,069	HSBC Holdings plc	6/15/16	9,959
USD	1,879,968	EUR	1,701,598	HSBC Holdings plc	6/15/16	(60,529)
USD	29,787	EUR	26,772	HSBC Holdings plc	6/15/16	(744)
USD	1,946,239	EUR	1,715,640	JPMorgan Chase Bank N.A.	6/15/16	(10,272)
						(61,586)

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
6	U.S. Treasury 2-Year Notes	June 2016	1,312,500	(13)
5	U.S. Treasury 5-Year Notes	June 2016	605,820	(1,574)
			1,918,320	(1,587)
Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
3	U.S. Treasury 10-Year Ultra Notes	June 2016	422,250	1,434

NOTES TO SCHEDULE OF INVESTMENTS
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
MTN	-	Medium Term Note
SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $4,330,786, which represented 3.8% of total net assets.

(3)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(4)	Final maturity date indicated, unless otherwise noted.

(5)	Forward commitment. Settlement date is indicated.

(6)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $11,244.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	68,461,012	—	—
Corporate Bonds	—	15,686,217	—
U.S. Government Agency Mortgage-Backed Securities	—	11,495,871	—
U.S. Treasury Securities	—	11,376,285	—
Collateralized Mortgage Obligations	—	2,305,126	—
Commercial Mortgage-Backed Securities	—	2,234,869	—
Asset-Backed Securities	—	1,910,481	—
Sovereign Governments and Agencies	—	712,747	—
U.S. Government Agency Securities	—	676,030	—
Municipal Securities	—	593,578	—
Temporary Cash Investments	666,291	—	—
	69,127,303	46,991,204	—
Other Financial Instruments
Futures Contracts	1,434	—	—
Forward Foreign Currency Exchange Contracts	—	9,959	—
	1,434	9,959	—

Liabilities
Other Financial Instruments
Futures Contracts	1,587	—	—
Forward Foreign Currency Exchange Contracts	—	71,545	—
	1,587	71,545	—

3. Federal Tax Information

As of March 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$105,220,500
Gross tax appreciation of investments	$13,214,924
Gross tax depreciation of investments	(2,316,917)
Net tax appreciation (depreciation) of investments	$10,898,007

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
VP Capital Appreciation Fund
March 31, 2016

VP Capital Appreciation - Schedule of Investments
MARCH 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.5%
Airlines — 2.0%
Alaska Air Group, Inc.	45,676	3,746,346
American Airlines Group, Inc.	51,912	2,128,911
Spirit Airlines, Inc.(1)	66,177	3,175,172
		9,050,429
Auto Components — 1.2%
Delphi Automotive plc	70,631	5,298,738
Automobiles — 0.3%
Tesla Motors, Inc.(1)	5,807	1,334,274
Banks — 1.2%
BankUnited, Inc.	92,789	3,195,653
SVB Financial Group(1)	18,744	1,912,825
		5,108,478
Beverages — 3.5%
Constellation Brands, Inc., Class A	80,237	12,123,008
Monster Beverage Corp.(1)	24,234	3,232,331
		15,355,339
Biotechnology — 2.1%
BioMarin Pharmaceutical, Inc.(1)	60,778	5,012,970
Incyte Corp.(1)	34,864	2,526,594
Vertex Pharmaceuticals, Inc.(1)	20,884	1,660,069
		9,199,633
Building Products — 1.2%
Lennox International, Inc.	37,939	5,128,973
Capital Markets — 2.8%
Affiliated Managers Group, Inc.(1)	50,430	8,189,832
SEI Investments Co.	95,221	4,099,264
		12,289,096
Chemicals — 1.8%
Ashland, Inc.	23,035	2,532,929
Axalta Coating Systems Ltd.(1)	143,768	4,198,025
Scotts Miracle-Gro Co. (The), Class A	17,813	1,296,252
		8,027,206
Commercial Services and Supplies — 1.1%
KAR Auction Services, Inc.	127,746	4,872,232
Consumer Finance — 1.0%
Discover Financial Services	89,723	4,568,695
Containers and Packaging — 1.8%
Ball Corp.	112,586	8,026,256
Distributors — 1.4%
LKQ Corp.(1)	188,424	6,016,378
Diversified Financial Services — 1.4%
McGraw Hill Financial, Inc.	63,259	6,261,376
Diversified Telecommunication Services — 2.2%
SBA Communications Corp., Class A(1)	97,729	9,789,514
Electrical Equipment — 1.6%
Acuity Brands, Inc.	6,905	1,506,257

AMETEK, Inc.	110,828	5,539,183
		7,045,440
Electronic Equipment, Instruments and Components — 1.0%
TE Connectivity Ltd.	71,737	4,441,955
Food and Staples Retailing — 1.3%
Costco Wholesale Corp.	36,538	5,757,658
Food Products — 4.2%
Hain Celestial Group, Inc. (The)(1)	68,910	2,819,108
Kellogg Co.	105,195	8,052,677
Mead Johnson Nutrition Co.	38,099	3,237,272
TreeHouse Foods, Inc.(1)	23,837	2,067,860
WhiteWave Foods Co. (The), Class A(1)	62,049	2,521,672
		18,698,589
Health Care Equipment and Supplies — 5.1%
Baxter International, Inc.	122,305	5,024,289
DexCom, Inc.(1)	43,482	2,952,863
NuVasive, Inc.(1)	65,169	3,170,472
Teleflex, Inc.	55,227	8,671,191
West Pharmaceutical Services, Inc.	38,450	2,665,354
		22,484,169
Health Care Providers and Services — 3.0%
AmerisourceBergen Corp.	56,736	4,910,501
Universal Health Services, Inc., Class B	28,993	3,616,007
VCA, Inc.(1)	80,889	4,666,486
		13,192,994
Hotels, Restaurants and Leisure — 3.4%
Chipotle Mexican Grill, Inc.(1)	6,131	2,887,517
Hilton Worldwide Holdings, Inc.	154,602	3,481,637
Marriott International, Inc., Class A	14,951	1,064,212
MGM Resorts International(1)	94,808	2,032,684
Panera Bread Co., Class A(1)	13,926	2,852,463
Papa John's International, Inc.	49,954	2,707,007
		15,025,520
Household Durables — 4.5%
Harman International Industries, Inc.	42,875	3,817,590
Jarden Corp.(1)	66,540	3,922,533
Mohawk Industries, Inc.(1)	38,720	7,391,648
Newell Rubbermaid, Inc.	102,724	4,549,646
		19,681,417
Internet and Catalog Retail — 1.4%
Expedia, Inc.	58,841	6,344,237
Internet Software and Services — 2.8%
Akamai Technologies, Inc.(1)	64,926	3,607,938
CoStar Group, Inc.(1)	36,645	6,895,490
LinkedIn Corp., Class A(1)	16,110	1,842,178
		12,345,606
IT Services — 4.3%
Alliance Data Systems Corp.(1)	28,047	6,170,340
Sabre Corp.	170,088	4,918,945
Vantiv, Inc., Class A(1)	144,418	7,781,242
		18,870,527
Leisure Products — 0.6%
Brunswick Corp.	59,717	2,865,222

Machinery — 6.4%
	21,875	894,688
Ingersoll-Rand plc	61,043	3,785,276
ITT Corp.	80,115	2,955,442
Middleby Corp. (The)(1)	87,201	9,310,451
Snap-on, Inc.	51,011	8,008,217
WABCO Holdings, Inc.(1)	31,919	3,412,779
		28,366,853
Media — 1.5%
Charter Communications, Inc., Class A(1)	33,040	6,688,287
Multiline Retail — 1.6%
Dollar Tree, Inc.(1)	88,472	7,295,401
Oil, Gas and Consumable Fuels — 1.3%
Concho Resources, Inc.(1)	41,026	4,145,267
Gulfport Energy Corp.(1)	52,410	1,485,300
		5,630,567
Pharmaceuticals — 1.6%
Zoetis, Inc.	160,818	7,129,062
Professional Services — 3.1%
Nielsen Holdings plc	130,829	6,889,455
Verisk Analytics, Inc., Class A(1)	82,968	6,630,803
		13,520,258
Real Estate Investment Trusts (REITs) — 1.1%
Crown Castle International Corp.	54,681	4,729,907
Real Estate Management and Development — 0.6%
Jones Lang LaSalle, Inc.	21,144	2,480,614
Road and Rail — 2.6%
Canadian Pacific Railway Ltd., New York Shares	50,122	6,650,688
J.B. Hunt Transport Services, Inc.	44,139	3,718,270
Norfolk Southern Corp.	15,700	1,307,025
		11,675,983
Semiconductors and Semiconductor Equipment — 3.8%
Applied Materials, Inc.	171,824	3,639,232
Broadcom Ltd.	38,630	5,968,335
Cree, Inc.(1)	128,887	3,750,612
NXP Semiconductors NV(1)	40,719	3,301,089
		16,659,268
Software — 7.0%
Activision Blizzard, Inc.	61,223	2,071,786
CDK Global, Inc.	92,549	4,308,156
Electronic Arts, Inc.(1)	164,415	10,869,476
Guidewire Software, Inc.(1)	56,190	3,061,231
ServiceNow, Inc.(1)	67,817	4,149,044
Symantec Corp.	118,981	2,186,871
Tyler Technologies, Inc.(1)	33,464	4,303,805
		30,950,369
Specialty Retail — 7.5%
AutoZone, Inc.(1)	7,314	5,826,991
Burlington Stores, Inc.(1)	59,241	3,331,714
L Brands, Inc.	64,430	5,657,598
O'Reilly Automotive, Inc.(1)	12,605	3,449,484
Signet Jewelers Ltd.	41,365	5,130,501
Tractor Supply Co.	66,005	5,970,812

Ulta Salon Cosmetics & Fragrance, Inc.(1)	19,985	3,871,894
		33,238,994
Textiles, Apparel and Luxury Goods — 2.7%
Coach, Inc.	62,997	2,525,550
lululemon athletica, Inc.(1)	48,793	3,303,774
Under Armour, Inc., Class A(1)	72,770	6,173,079
		12,002,403
Trading Companies and Distributors — 0.5%
Fastenal Co.	43,792	2,145,808
TOTAL COMMON STOCKS (Cost $367,117,417)		439,593,725
TEMPORARY CASH INVESTMENTS — 0.7%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.625%, 2/15/44, valued at $1,820,625), at 0.10%, dated 3/31/16, due 4/1/16 (Delivery value $1,783,005)		1,783,000
State Street Institutional Liquid Reserves Fund, Premier Class	1,164,878	1,164,878
TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,947,878)		2,947,878
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $370,065,295)		442,541,603
OTHER ASSETS AND LIABILITIES — (0.2)%		(1,000,665)
TOTAL NET ASSETS — 100.0%		$441,540,938

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CAD	254,026	USD	192,720	Morgan Stanley	6/30/16	2,887
CAD	370,899	USD	286,068	Morgan Stanley	6/30/16	(466)
CAD	523,901	USD	403,765	Morgan Stanley	6/30/16	(346)
USD	6,809,361	CAD	8,986,927	Morgan Stanley	6/30/16	(110,822)
						(108,747)

NOTES TO SCHEDULE OF INVESTMENTS
CAD	-	Canadian Dollar
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	439,593,725	—	—
Temporary Cash Investments	1,164,878	1,783,000	—
	440,758,603	1,783,000	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	2,887	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	111,634	—

3. Federal Tax Information

As of March 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$370,935,642
Gross tax appreciation of investments	$83,761,536
Gross tax depreciation of investments	(12,155,575)
Net tax appreciation (depreciation) of investments	$71,605,961

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
VP Growth Fund
March 31, 2016

VP Growth - Schedule of Investments
MARCH 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.3%
Aerospace and Defense — 4.2%
Boeing Co. (The)	1,010	128,209
Lockheed Martin Corp.	584	129,356
		257,565
Airlines — 1.5%
Alaska Air Group, Inc.	404	33,136
Delta Air Lines, Inc.	1,151	56,031
		89,167
Beverages — 3.5%
PepsiCo, Inc.	2,058	210,904
Biotechnology — 5.5%
Alexion Pharmaceuticals, Inc.(1)	123	17,124
Amgen, Inc.	575	86,210
Biogen, Inc.(1)	322	83,823
Gilead Sciences, Inc.	1,101	101,138
Incyte Corp.(1)	249	18,045
Regeneron Pharmaceuticals, Inc.(1)	75	27,033
		333,373
Chemicals — 4.3%
Dow Chemical Co. (The)	1,455	74,001
LyondellBasell Industries NV, Class A	561	48,011
PPG Industries, Inc.	488	54,407
Sherwin-Williams Co. (The)	291	82,839
		259,258
Communications Equipment — 0.2%
Cisco Systems, Inc.	452	12,868
Consumer Finance — 0.7%
American Express Co.	656	40,278
Electronic Equipment, Instruments and Components — 0.4%
CDW Corp.	529	21,954
Energy Equipment and Services — 0.8%
Halliburton Co.	1,313	46,900
Food and Staples Retailing — 1.2%
Kroger Co. (The)	1,905	72,866
Food Products — 0.3%
Mead Johnson Nutrition Co.	243	20,648
Health Care Equipment and Supplies — 2.2%
C.R. Bard, Inc.	186	37,697
Cooper Cos., Inc. (The)	215	33,103
Edwards Lifesciences Corp.(1)	403	35,549
Intuitive Surgical, Inc.(1)	43	25,845
		132,194
Health Care Providers and Services — 2.6%
Cardinal Health, Inc.	862	70,641
Express Scripts Holding Co.(1)	805	55,295
VCA, Inc.(1)	563	32,480
		158,416

Health Care Technology — 0.7%
Cerner Corp.(1)	761	40,303
Hotels, Restaurants and Leisure — 0.4%
Las Vegas Sands Corp.	529	27,339
Household Products — 1.8%
Church & Dwight Co., Inc.	479	44,154
Procter & Gamble Co. (The)	777	63,955
		108,109
Industrial Conglomerates — 2.0%
3M Co.	732	121,973
Insurance — 0.8%
American International Group, Inc.	915	49,456
Internet and Catalog Retail — 4.8%
Amazon.com, Inc.(1)	308	182,841
Expedia, Inc.	664	71,592
TripAdvisor, Inc.(1)	527	35,046
		289,479
Internet Software and Services — 9.7%
Alphabet, Inc., Class A(1)	454	346,357
Facebook, Inc., Class A(1)	1,801	205,494
LinkedIn Corp., Class A(1)	218	24,928
Pandora Media, Inc.(1)	918	8,216
		584,995
IT Services — 6.0%
Cognizant Technology Solutions Corp., Class A(1)	358	22,447
Fiserv, Inc.(1)	706	72,421
Visa, Inc., Class A	3,504	267,986
		362,854
Life Sciences Tools and Services — 0.6%
Illumina, Inc.(1)	90	14,590
Waters Corp.(1)	149	19,656
		34,246
Machinery — 3.0%
Caterpillar, Inc.	260	19,901
Parker-Hannifin Corp.	317	35,212
WABCO Holdings, Inc.(1)	602	64,366
Wabtec Corp.	824	65,335
		184,814
Media — 5.6%
Comcast Corp., Class A	2,984	182,262
Sirius XM Holdings, Inc.(1)	8,181	32,315
Walt Disney Co. (The)	1,280	127,117
		341,694
Multiline Retail — 1.5%
Dollar Tree, Inc.(1)	1,109	91,448
Oil, Gas and Consumable Fuels — 0.8%
Concho Resources, Inc.(1)	461	46,579
Personal Products — 1.1%
Estee Lauder Cos., Inc. (The), Class A	694	65,451
Pharmaceuticals — 5.0%
Allergan plc(1)	168	45,029
Bristol-Myers Squibb Co.	1,629	104,061
Johnson & Johnson	226	24,453

Perrigo Co. plc	442	56,545
Teva Pharmaceutical Industries Ltd. ADR	823	44,039
Zoetis, Inc.	612	27,130
		301,257
Real Estate Investment Trusts (REITs) — 1.2%
Simon Property Group, Inc.	338	70,199
Road and Rail — 0.8%
Union Pacific Corp.	633	50,355
Semiconductors and Semiconductor Equipment — 2.3%
Maxim Integrated Products, Inc.	1,397	51,382
Skyworks Solutions, Inc.	275	21,422
Xilinx, Inc.	1,420	67,351
		140,155
Software — 6.9%
Adobe Systems, Inc.(1)	571	53,560
Electronic Arts, Inc.(1)	389	25,717
Microsoft Corp.	1,648	91,019
Oracle Corp.	2,786	113,975
salesforce.com, inc.(1)	262	19,344
ServiceNow, Inc.(1)	328	20,067
Splunk, Inc.(1)	765	37,431
Symantec Corp.	3,276	60,213
		421,326
Specialty Retail — 6.6%
Home Depot, Inc. (The)	323	43,098
O'Reilly Automotive, Inc.(1)	584	159,817
Ross Stores, Inc.	1,067	61,779
TJX Cos., Inc. (The)	1,431	112,119
Williams-Sonoma, Inc.	427	23,374
		400,187
Technology Hardware, Storage and Peripherals — 5.5%
Apple, Inc.	2,906	316,725
Western Digital Corp.	368	17,384
		334,109
Textiles, Apparel and Luxury Goods — 1.2%
Carter's, Inc.	481	50,688
Coach, Inc.	621	24,896
		75,584
Tobacco — 2.5%
Altria Group, Inc.	1,915	119,994
Philip Morris International, Inc.	337	33,063
		153,057
Trading Companies and Distributors — 0.1%
United Rentals, Inc.(1)	97	6,018
TOTAL COMMON STOCKS (Cost $5,016,694)		5,957,378
EXCHANGE-TRADED FUNDS — 0.6%
iShares Russell 1000 Growth ETF (Cost $31,904)	361	36,021
TEMPORARY CASH INVESTMENTS — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost $14,376)	14,376	14,376
TOTAL INVESTMENT SECURITIES — 99.1% (Cost $5,062,974)		6,007,775
OTHER ASSETS AND LIABILITIES — 0.9%		52,073

TOTAL NET ASSETS — 100.0%	$6,059,848

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

3. Federal Tax Information

As of March 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$5,120,187
Gross tax appreciation of investments	$988,469
Gross tax depreciation of investments	(100,881)
Net tax appreciation (depreciation) of investments	$887,588

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
VP Income & Growth Fund
March 31, 2016

VP Income & Growth - Schedule of Investments
MARCH 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.8%
Aerospace and Defense — 2.2%
Boeing Co. (The)	34,899	4,430,079
General Dynamics Corp.	8,295	1,089,714
Honeywell International, Inc.	24,858	2,785,339
		8,305,132
Air Freight and Logistics — 1.2%
United Parcel Service, Inc., Class B	41,534	4,380,591
Automobiles — 2.0%
Ford Motor Co.	284,334	3,838,509
General Motors Co.	116,670	3,666,938
		7,505,447
Banks — 2.8%
Bank of America Corp.	16,076	217,348
JPMorgan Chase & Co.	87,434	5,177,841
SunTrust Banks, Inc.	84,716	3,056,553
Wells Fargo & Co.	39,969	1,932,901
		10,384,643
Beverages — 2.8%
Coca-Cola Co. (The)	74,164	3,440,468
Dr Pepper Snapple Group, Inc.	14,790	1,322,522
PepsiCo, Inc.	56,783	5,819,122
		10,582,112
Biotechnology — 5.2%
AbbVie, Inc.	87,127	4,976,694
Amgen, Inc.	34,440	5,163,589
Biogen, Inc.(1)	15,244	3,968,318
Gilead Sciences, Inc.	58,724	5,394,387
		19,502,988
Capital Markets — 1.4%
BGC Partners, Inc., Class A	224,324	2,030,132
NorthStar Asset Management Group, Inc.	174,000	1,974,900
Waddell & Reed Financial, Inc., Class A	43,234	1,017,728
WisdomTree Investments, Inc.	19,308	220,691
		5,243,451
Chemicals — 4.2%
Air Products & Chemicals, Inc.	25,031	3,605,715
Dow Chemical Co. (The)	78,392	3,987,017
Eastman Chemical Co.	39,486	2,852,074
Monsanto Co.	20,126	1,765,855
PPG Industries, Inc.	30,391	3,388,293
		15,598,954
Commercial Services and Supplies — 0.9%
Pitney Bowes, Inc.	150,007	3,231,151
Communications Equipment — 1.7%
Cisco Systems, Inc.	220,854	6,287,713
Consumer Finance — 1.1%
American Express Co.	12,591	773,087
Discover Financial Services	63,305	3,223,491
		3,996,578

Containers and Packaging — 1.6%
Avery Dennison Corp.	40,445	2,916,489
International Paper Co.	78,755	3,232,105
		6,148,594
Diversified Financial Services — 0.6%
Berkshire Hathaway, Inc., Class B(1)	15,523	2,202,403
Diversified Telecommunication Services — 4.2%
AT&T, Inc.	209,445	8,203,961
Verizon Communications, Inc.	139,164	7,525,989
		15,729,950
Electric Utilities — 2.0%
NextEra Energy, Inc.	5,390	637,853
PPL Corp.	92,606	3,525,510
Southern Co. (The)	62,390	3,227,435
		7,390,798
Energy Equipment and Services — 0.7%
Noble Corp. plc	249,803	2,585,461
Food and Staples Retailing — 1.5%
Wal-Mart Stores, Inc.	80,041	5,482,008
Walgreens Boots Alliance, Inc.	887	74,721
		5,556,729
Food Products — 1.9%
Campbell Soup Co.	5,318	339,235
ConAgra Foods, Inc.	27,863	1,243,247
General Mills, Inc.	58,528	3,707,749
Hormel Foods Corp.	11,059	478,191
Tyson Foods, Inc., Class A	21,443	1,429,391
		7,197,813
Health Care Equipment and Supplies — 3.2%
Abbott Laboratories	97,880	4,094,320
Baxter International, Inc.	10,112	415,401
C.R. Bard, Inc.	1,971	399,463
Medtronic plc	22,362	1,677,150
ResMed, Inc.	40,555	2,344,890
St. Jude Medical, Inc.	55,762	3,066,910
		11,998,134
Health Care Providers and Services — 1.7%
Aetna, Inc.	33,489	3,762,489
AmerisourceBergen Corp.	31,576	2,732,903
		6,495,392
Hotels, Restaurants and Leisure — 2.9%
Carnival Corp.	66,444	3,506,250
Darden Restaurants, Inc.	52,001	3,447,666
McDonald's Corp.	16,010	2,012,137
Yum! Brands, Inc.	24,370	1,994,684
		10,960,737
Household Durables — 1.7%
Garmin Ltd.	81,543	3,258,458
Tupperware Brands Corp.	53,433	3,098,046
		6,356,504
Household Products — 2.5%
Clorox Co. (The)	12,714	1,602,727
Procter & Gamble Co. (The)	92,065	7,577,870
		9,180,597

Industrial Conglomerates — 0.9%
General Electric Co.	100,763	3,203,256
Insurance — 1.0%
Everest Re Group Ltd.	1,093	215,791
Prudential Financial, Inc.	48,426	3,497,326
		3,713,117
Internet and Catalog Retail — 0.4%
Amazon.com, Inc.(1)	2,454	1,456,793
Internet Software and Services — 2.2%
Alphabet, Inc., Class A(1)	4,731	3,609,280
Alphabet, Inc., Class C(1)	3,299	2,457,590
Facebook, Inc., Class A(1)	20,536	2,343,157
		8,410,027
IT Services — 3.0%
Accenture plc, Class A	10,717	1,236,742
International Business Machines Corp.	41,813	6,332,579
Paychex, Inc.	49,361	2,665,987
Western Union Co. (The)	55,572	1,071,984
		11,307,292
Leisure Products — 0.8%
Mattel, Inc.	91,064	3,061,572
Machinery — 1.8%
PACCAR, Inc.	64,407	3,522,419
Stanley Black & Decker, Inc.	31,270	3,289,916
		6,812,335
Media — 2.1%
Comcast Corp., Class A	3,003	183,423
Time Warner, Inc.	55,934	4,058,012
Viacom, Inc., Class B	77,538	3,200,768
Walt Disney Co. (The)	2,587	256,915
		7,699,118
Metals and Mining — 0.7%
Nucor Corp.	51,699	2,445,362
Reliance Steel & Aluminum Co.	3,088	213,659
		2,659,021
Multi-Utilities — 0.9%
Consolidated Edison, Inc.	13,154	1,007,860
Public Service Enterprise Group, Inc.	48,565	2,289,354
		3,297,214
Multiline Retail — 1.1%
Target Corp.	52,268	4,300,611
Oil, Gas and Consumable Fuels — 3.1%
Chevron Corp.	19,476	1,858,011
ConocoPhillips	17,585	708,148
Exxon Mobil Corp.	67,278	5,623,768
Valero Energy Corp.	56,173	3,602,936
		11,792,863
Pharmaceuticals — 6.4%
Eli Lilly & Co.	31,118	2,240,807
Johnson & Johnson	86,637	9,374,124
Merck & Co., Inc.	108,929	5,763,433
Pfizer, Inc.	217,195	6,437,660
		23,816,024

Real Estate Investment Trusts (REITs) — 4.6%
Corporate Office Properties Trust	58,708	1,540,498
Crown Castle International Corp.	18,048	1,561,152
Hospitality Properties Trust	68,218	1,811,870
Liberty Property Trust	88,650	2,966,229
Mid-America Apartment Communities, Inc.	35,953	3,674,756
Public Storage	6,333	1,746,832
Weyerhaeuser Co.	107,239	3,322,264
WP Carey, Inc.	12,316	766,548
		17,390,149
Semiconductors and Semiconductor Equipment — 5.2%
Analog Devices, Inc.	33,441	1,979,373
Applied Materials, Inc.	178,019	3,770,442
Intel Corp.	182,012	5,888,088
Intersil Corp., Class A	23,484	313,981
QUALCOMM, Inc.	88,034	4,502,059
Skyworks Solutions, Inc.	5,111	398,147
Teradyne, Inc.	127,885	2,761,037
		19,613,127
Software — 5.8%
CA, Inc.	108,885	3,352,569
Microsoft Corp.	216,356	11,949,342
Oracle Corp.	122,211	4,999,652
Symantec Corp.	73,567	1,352,161
		21,653,724
Specialty Retail — 0.7%
American Eagle Outfitters, Inc.	147,354	2,456,391
Technology Hardware, Storage and Peripherals — 6.3%
Apple, Inc.	139,513	15,205,522
EMC Corp.	117,140	3,121,781
HP, Inc.	37,817	465,905
NetApp, Inc.	69,233	1,889,369
Seagate Technology plc	88,220	3,039,179
		23,721,756
Tobacco — 1.8%
Philip Morris International, Inc.	68,716	6,741,727
TOTAL COMMON STOCKS (Cost $313,631,109)		369,927,989
TEMPORARY CASH INVESTMENTS — 1.0%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.625%, 2/15/44, valued at $2,354,675), at 0.10%, dated 3/31/16, due 4/1/16 (Delivery value $2,303,006)		2,303,000
State Street Institutional Liquid Reserves Fund, Premier Class	1,505,212	1,505,212
TOTAL TEMPORARY CASH INVESTMENTS (Cost $3,808,212)		3,808,212
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $317,439,321)		373,736,201
OTHER ASSETS AND LIABILITIES — 0.2%		664,198
TOTAL NET ASSETS — 100.0%		$374,400,399

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	369,927,989	—	—
Temporary Cash Investments	1,505,212	2,303,000	—
	371,433,201	2,303,000	—

3. Federal Tax Information

As of March 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$320,042,134
Gross tax appreciation of investments	$63,827,411
Gross tax depreciation of investments	(10,133,344)
Net tax appreciation (depreciation) of investments	$53,694,067

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
VP International Fund
March 31, 2016

VP International - Schedule of Investments
MARCH 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.3%
Australia — 1.0%
Qantas Airways Ltd.	698,822	2,180,226
Austria — 1.1%
Erste Group Bank AG(1)	85,890	2,414,035
Belgium — 2.9%
Anheuser-Busch InBev SA/NV	22,180	2,757,319
KBC Groep NV	38,250	1,973,191
UCB SA	20,690	1,583,041
		6,313,551
Canada — 1.9%
Alimentation Couche-Tard, Inc., B Shares	51,300	2,283,072
Canadian Pacific Railway Ltd.	13,720	1,822,819
		4,105,891
China — 2.7%
Alibaba Group Holding Ltd. ADR(1)	14,560	1,150,677
Baidu, Inc. ADR(1)	8,780	1,675,926
Tencent Holdings Ltd.	151,000	3,083,321
		5,909,924
Denmark — 2.4%
DSV A/S	39,970	1,663,865
Pandora A/S	27,110	3,549,947
		5,213,812
France — 13.5%
Accor SA	29,326	1,242,701
Arkema SA	13,790	1,035,334
Cie de Saint-Gobain	32,940	1,451,694
Criteo SA ADR(1)	29,560	1,224,375
Essilor International SA	18,722	2,312,523
Iliad SA	5,680	1,461,669
Kering	11,760	2,102,265
Legrand SA	38,690	2,168,028
LVMH Moet Hennessy Louis Vuitton SE	14,380	2,462,631
Pernod-Ricard SA	19,180	2,138,842
Publicis Groupe SA	26,720	1,876,273
Thales SA	21,890	1,917,964
TOTAL SA	71,718	3,269,213
Valeo SA	19,390	3,018,339
Veolia Environnement SA	66,210	1,594,955
		29,276,806
Germany — 8.3%
adidas AG	21,830	2,558,556
Bayer AG	22,040	2,590,693
Deutsche Boerse AG	19,460	1,660,543
Fresenius Medical Care AG & Co. KGaA	39,290	3,480,077
HeidelbergCement AG	23,320	1,996,821
Symrise AG	31,730	2,130,228
Zalando SE(1)	109,828	3,605,479
		18,022,397

Hong Kong — 2.6%
AIA Group Ltd.	759,800	4,304,719
Sands China Ltd.	311,600	1,269,320
		5,574,039
Indonesia — 1.2%
PT Astra International Tbk	1,599,900	874,757
PT Bank Mandiri (Persero) Tbk	2,291,100	1,779,663
		2,654,420
Ireland — 3.8%
Bank of Ireland(1)	7,041,857	2,043,297
CRH plc	72,160	2,038,812
Ryanair Holdings plc ADR	27,827	2,388,113
Smurfit Kappa Group plc	71,220	1,835,584
		8,305,806
Israel — 0.7%
Mobileye NV(1)	38,370	1,430,817
Italy — 2.0%
Intesa Sanpaolo SpA	1,570,970	4,351,034
Japan — 15.0%
Calbee, Inc.	41,100	1,632,387
Daito Trust Construction Co. Ltd.	14,400	2,044,622
Fuji Heavy Industries Ltd.	24,200	854,725
Isuzu Motors Ltd.	112,400	1,160,503
Kao Corp.	19,800	1,056,106
Keyence Corp.	1,900	1,036,394
Kubota Corp.	221,000	3,017,162
Mitsubishi Estate Co. Ltd.	44,000	817,291
Murata Manufacturing Co. Ltd.	17,400	2,097,988
Nidec Corp.	9,300	636,361
Nitori Holdings Co. Ltd.	21,900	2,006,211
Olympus Corp.	32,700	1,271,158
Ono Pharmaceutical Co. Ltd.	71,500	3,027,211
ORIX Corp.	202,700	2,891,598
Ryohin Keikaku Co. Ltd.	13,600	2,876,005
Seven & i Holdings Co. Ltd.	70,500	3,001,786
Suntory Beverage & Food Ltd.	50,100	2,256,937
Suzuki Motor Corp.	33,400	893,575
		32,578,020
Mexico — 0.4%
Cemex SAB de CV ADR(1)	120,900	880,152
Netherlands — 2.0%
ASML Holding NV	16,050	1,630,547
NXP Semiconductors NV(1)	33,400	2,707,738
		4,338,285
Norway — 1.0%
Statoil ASA	133,750	2,106,134
Portugal — 1.3%
Jeronimo Martins SGPS SA	174,262	2,851,449
South Korea — 0.5%
Amorepacific Corp.	3,280	1,108,535
Spain — 2.1%
Cellnex Telecom SAU	79,537	1,271,597

Industria de Diseno Textil SA	95,250	3,204,401
		4,475,998
Sweden — 2.8%
Hexagon AB, B Shares	58,820	2,289,548
Lundin Petroleum AB(1)	91,160	1,543,990
Svenska Cellulosa AB (SCA), B Shares	69,168	2,161,540
		5,995,078
Switzerland — 7.3%
Actelion Ltd.	8,180	1,222,470
Julius Baer Group Ltd.	35,770	1,536,375
Nestle SA	23,800	1,778,410
Novartis AG	47,530	3,445,313
Roche Holding AG	31,619	7,783,492
		15,766,060
United Kingdom — 22.8%
Admiral Group plc	70,920	2,019,860
ARM Holdings plc	31,830	463,558
Ashtead Group plc	176,764	2,193,499
Associated British Foods plc	37,393	1,798,603
Auto Trader Group plc	461,437	2,584,680
Aviva plc	312,140	2,044,746
BAE Systems plc	176,600	1,291,036
Bunzl plc	86,180	2,503,988
Carnival plc	45,740	2,464,840
Compass Group plc	66,530	1,173,399
Inmarsat plc	82,150	1,161,591
International Consolidated Airlines Group SA	247,861	1,970,405
Liberty Global plc, Class A(1)	31,010	1,193,885
London Stock Exchange Group plc	60,920	2,467,396
Pearson plc	69,760	876,686
Prudential plc	125,060	2,336,821
Reckitt Benckiser Group plc	59,280	5,729,979
Rio Tinto plc	55,607	1,561,770
Shire plc	57,190	3,251,887
St. James's Place plc	187,842	2,478,002
Tesco plc(1)	638,360	1,758,507
Wolseley plc	56,390	3,190,200
Worldpay Group plc(1)	738,883	2,919,416
		49,434,754
TOTAL COMMON STOCKS (Cost $201,800,315)		215,287,223
TEMPORARY CASH INVESTMENTS — 0.2%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.75%, 11/15/43, valued at $306,556), at 0.10%, dated 3/31/16, due 4/1/16 (Delivery value $299,001)		299,000
State Street Institutional Liquid Reserves Fund, Premier Class	196,507	196,507
TOTAL TEMPORARY CASH INVESTMENTS (Cost $495,507)		495,507
TOTAL INVESTMENT SECURITIES — 99.5% (Cost $202,295,822)		215,782,730
OTHER ASSETS AND LIABILITIES — 0.5%		1,039,586
TOTAL NET ASSETS — 100.0%		$216,822,316

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Consumer Discretionary	17.9%
Financials	17.1%
Consumer Staples	14.9%
Health Care	13.9%
Industrials	13.2%
Information Technology	11.3%
Materials	5.3%
Energy	3.2%
Telecommunication Services	1.8%
Utilities	0.7%
Cash and Equivalents*	0.7%
* Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
China	2,826,603	3,083,321	—
France	1,224,375	28,052,431	—
Ireland	2,388,113	5,917,693	—
Israel	1,430,817	—	—
Mexico	880,152	—	—
Netherlands	2,707,738	1,630,547	—
United Kingdom	1,193,885	48,240,869	—
Other Countries	—	115,710,679	—
Temporary Cash Investments	196,507	299,000	—
	12,848,190	202,934,540	—

3. Federal Tax Information

As of March 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$202,526,801
Gross tax appreciation of investments	$23,953,532
Gross tax depreciation of investments	(10,697,603)
Net tax appreciation (depreciation) of investments	$13,255,929

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
VP Large Company Value Fund
March 31, 2016

VP Large Company Value - Schedule of Investments
MARCH 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.8%
Aerospace and Defense — 5.3%
Honeywell International, Inc.	2,000	224,100
Huntington Ingalls Industries, Inc.	1,200	164,328
Textron, Inc.	4,100	149,486
United Technologies Corp.	3,910	391,391
		929,305
Auto Components — 1.6%
BorgWarner, Inc.	4,010	153,984
Delphi Automotive plc	1,700	127,534
		281,518
Automobiles — 1.3%
Ford Motor Co.	9,930	134,055
Harley-Davidson, Inc.	1,720	88,288
		222,343
Banks — 12.8%
Bank of America Corp.	25,910	350,303
BB&T Corp.	2,640	87,833
JPMorgan Chase & Co.	9,560	566,143
KeyCorp	6,910	76,287
PNC Financial Services Group, Inc. (The)	3,090	261,321
U.S. Bancorp	8,820	358,004
Wells Fargo & Co.	11,370	549,853
		2,249,744
Biotechnology — 0.6%
AbbVie, Inc.	1,950	111,384
Capital Markets — 4.9%
Ameriprise Financial, Inc.	2,390	224,684
BlackRock, Inc.	420	143,040
Goldman Sachs Group, Inc. (The)	1,250	196,225
Invesco Ltd.	9,490	292,007
		855,956
Chemicals — 1.5%
Dow Chemical Co. (The)	3,300	167,838
LyondellBasell Industries NV, Class A	1,030	88,147
		255,985
Commercial Services and Supplies — 1.4%
Tyco International plc	6,720	246,691
Communications Equipment — 2.7%
Cisco Systems, Inc.	16,660	474,310
Consumer Finance — 1.1%
Discover Financial Services	3,806	193,802
Containers and Packaging — 0.6%
WestRock Co.	2,660	103,820
Diversified Financial Services — 1.0%
Berkshire Hathaway, Inc., Class B(1)	1,250	177,350
Electric Utilities — 3.0%
Edison International	2,240	161,034
PPL Corp.	2,540	96,698

Westar Energy, Inc.	2,900	143,869
Xcel Energy, Inc.	3,120	130,478
		532,079
Electrical Equipment — 1.3%
Rockwell Automation, Inc.	1,990	226,362
Electronic Equipment, Instruments and Components — 1.6%
TE Connectivity Ltd.	3,140	194,429
VeriFone Systems, Inc.(1)	3,130	88,391
		282,820
Energy Equipment and Services — 3.6%
Halliburton Co.	3,480	124,306
Schlumberger Ltd.	6,860	505,925
		630,231
Food and Staples Retailing — 3.0%
CVS Health Corp.	2,690	279,033
Sysco Corp.	5,490	256,548
		535,581
Food Products — 1.2%
Mondelez International, Inc., Class A	5,070	203,408
Health Care Equipment and Supplies — 5.5%
Abbott Laboratories	5,180	216,679
Baxter International, Inc.	4,270	175,412
Medtronic plc	4,000	300,000
Zimmer Biomet Holdings, Inc.	2,680	285,768
		977,859
Health Care Providers and Services — 3.3%
Anthem, Inc.	1,030	143,160
HCA Holdings, Inc.(1)	1,710	133,466
Laboratory Corp. of America Holdings(1)	1,400	163,982
McKesson Corp.	910	143,097
		583,705
Hotels, Restaurants and Leisure — 1.4%
Carnival Corp.	2,530	133,508
Marriott International, Inc., Class A	1,550	110,329
		243,837
Household Durables — 0.8%
Whirlpool Corp.	830	149,682
Household Products — 1.3%
Procter & Gamble Co. (The)	2,780	228,822
Insurance — 5.4%
Aflac, Inc.	2,120	133,857
Allstate Corp. (The)	2,110	142,151
American International Group, Inc.	2,920	157,826
Chubb Ltd.	2,380	283,577
MetLife, Inc.	5,360	235,518
		952,929
Machinery — 3.2%
Ingersoll-Rand plc	5,750	356,558
Stanley Black & Decker, Inc.	1,930	203,055
		559,613
Media — 1.5%
AMC Networks, Inc., Class A(1)	1,360	88,318

Time Warner, Inc.	2,450	177,748
		266,066
Oil, Gas and Consumable Fuels — 10.6%
Anadarko Petroleum Corp.	2,930	136,450
Chevron Corp.	5,030	479,862
Exxon Mobil Corp.	2,820	235,724
Imperial Oil Ltd.	7,810	260,925
Occidental Petroleum Corp.	4,640	317,515
TOTAL SA ADR	9,700	440,574
		1,871,050
Pharmaceuticals — 6.8%
Allergan plc(1)	890	238,547
Johnson & Johnson	2,570	278,074
Merck & Co., Inc.	2,330	123,280
Pfizer, Inc.	15,620	462,977
Teva Pharmaceutical Industries Ltd. ADR	1,710	91,502
		1,194,380
Road and Rail — 0.8%
Union Pacific Corp.	1,790	142,394
Semiconductors and Semiconductor Equipment — 3.9%
Applied Materials, Inc.	13,850	293,343
Intel Corp.	5,620	181,807
Lam Research Corp.	1,600	132,160
Microchip Technology, Inc.	1,520	73,264
		680,574
Software — 3.1%
Electronic Arts, Inc.(1)	1,630	107,759
Oracle Corp.	10,880	445,101
		552,860
Specialty Retail — 1.7%
Advance Auto Parts, Inc.	1,360	218,062
Lowe's Cos., Inc.	1,170	88,628
		306,690
Tobacco — 1.0%
Philip Morris International, Inc.	1,830	179,541
TOTAL COMMON STOCKS (Cost $15,116,408)		17,402,691
TEMPORARY CASH INVESTMENTS — 0.7%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost $126,328)	126,328	126,328
TOTAL INVESTMENT SECURITIES — 99.5% (Cost $15,242,736)		17,529,019
OTHER ASSETS AND LIABILITIES — 0.5%		79,328
TOTAL NET ASSETS — 100.0%		$17,608,347

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CAD	10,369	USD	7,834	Morgan Stanley	6/30/16	150
USD	217,506	CAD	287,062	Morgan Stanley	6/30/16	(3,540)
USD	8,499	CAD	11,019	Morgan Stanley	6/30/16	14
USD	360,419	EUR	321,790	UBS AG	6/30/16	(6,735)
USD	13,722	EUR	12,215	UBS AG	6/30/16	(215)
						(10,326)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
EUR	-	Euro
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	17,141,766	260,925	—
Temporary Cash Investments	126,328	—	—
	17,268,094	260,925	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	164	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	10,490	—

3. Federal Tax Information

As of March 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$15,492,801
Gross tax appreciation of investments	$2,612,258
Gross tax depreciation of investments	(576,040)
Net tax appreciation (depreciation) of investments	$2,036,218

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
VP Mid Cap Value Fund
March 31, 2016

VP Mid Cap Value - Schedule of Investments
MARCH 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 94.6%
Aerospace and Defense — 0.9%
Textron, Inc.	211,561	7,713,514
Automobiles — 1.3%
Honda Motor Co., Ltd. ADR	193,852	5,299,914
Thor Industries, Inc.	92,304	5,886,226
		11,186,140
Banks — 7.1%
Bank of Hawaii Corp.	97,695	6,670,615
BB&T Corp.	181,501	6,038,538
Comerica, Inc.	112,955	4,277,606
Commerce Bancshares, Inc.	210,160	9,446,692
M&T Bank Corp.	79,491	8,823,501
PNC Financial Services Group, Inc. (The)	97,974	8,285,661
SunTrust Banks, Inc.	129,061	4,656,521
UMB Financial Corp.	101,458	5,238,276
Westamerica Bancorporation	202,814	9,879,070
		63,316,480
Capital Markets — 5.1%
Franklin Resources, Inc.	142,779	5,575,520
Northern Trust Corp.	415,873	27,102,443
State Street Corp.	117,474	6,874,579
T. Rowe Price Group, Inc.	77,796	5,714,894
		45,267,436
Commercial Services and Supplies — 5.7%
ADT Corp. (The)	147,299	6,077,557
Clean Harbors, Inc.(1)	155,164	7,655,792
Republic Services, Inc.	408,025	19,442,391
Tyco International plc	486,388	17,855,303
		51,031,043
Containers and Packaging — 2.1%
Bemis Co., Inc.	68,466	3,545,170
Sonoco Products Co.	173,313	8,417,812
WestRock Co.	170,930	6,671,398
		18,634,380
Diversified Financial Services — 0.4%
Markit Ltd.(1)	101,064	3,572,612
Diversified Telecommunication Services — 1.1%
CenturyLink, Inc.	320,262	10,235,573
Electric Utilities — 7.2%
Edison International	217,017	15,601,352
Great Plains Energy, Inc.	213,823	6,895,792
PG&E Corp.	240,600	14,368,632
Westar Energy, Inc.	298,553	14,811,214
Xcel Energy, Inc.	296,482	12,398,877
		64,075,867
Electrical Equipment — 2.2%
Emerson Electric Co.	121,029	6,581,557
Hubbell, Inc.	72,750	7,706,408

Rockwell Automation, Inc.	47,235	5,372,981
		19,660,946
Electronic Equipment, Instruments and Components — 2.1%
Keysight Technologies, Inc.(1)	340,264	9,438,924
TE Connectivity Ltd.	144,509	8,947,997
		18,386,921
Energy Equipment and Services — 2.2%
Cameron International Corp.(1)	52,409	3,514,023
FMC Technologies, Inc.(1)	276,918	7,576,477
Frank's International NV	24,265	399,887
Helmerich & Payne, Inc.	131,875	7,743,700
		19,234,087
Food and Staples Retailing — 2.9%
Sysco Corp.	546,257	25,526,590
Food Products — 5.3%
ConAgra Foods, Inc.	268,771	11,992,562
General Mills, Inc.	126,117	7,989,512
J.M. Smucker Co. (The)	62,767	8,149,667
Kellogg Co.	92,689	7,095,343
Mondelez International, Inc., Class A	298,977	11,994,957
		47,222,041
Gas Utilities — 1.9%
Atmos Energy Corp.	105,503	7,834,653
Laclede Group, Inc. (The)	138,850	9,407,087
		17,241,740
Health Care Equipment and Supplies — 5.6%
Abbott Laboratories	147,108	6,153,528
Baxter International, Inc.	283,614	11,650,863
Becton Dickinson and Co.	35,270	5,354,691
Boston Scientific Corp.(1)	486,738	9,155,542
Zimmer Biomet Holdings, Inc.	169,554	18,079,543
		50,394,167
Health Care Providers and Services — 2.7%
LifePoint Health, Inc.(1)	196,579	13,613,096
Quest Diagnostics, Inc.	141,310	10,096,599
		23,709,695
Hotels, Restaurants and Leisure — 0.5%
Carnival Corp.	92,856	4,900,011
Household Durables — 0.7%
PulteGroup, Inc.	324,841	6,077,775
Industrial Conglomerates — 1.1%
Koninklijke Philips NV	340,672	9,704,833
Insurance — 6.8%
Aflac, Inc.	70,781	4,469,112
Allstate Corp. (The)	70,134	4,724,928
Brown & Brown, Inc.	209,001	7,482,236
Chubb Ltd.	101,810	12,130,662
MetLife, Inc.	109,581	4,814,989
ProAssurance Corp.	85,467	4,324,630
Reinsurance Group of America, Inc.	106,870	10,286,238
Torchmark Corp.	62,054	3,360,845
Travelers Cos., Inc. (The)	14,840	1,731,976

Unum Group	239,794	7,414,430
		60,740,046
Leisure Products — 0.3%
Mattel, Inc.	92,451	3,108,203
Machinery — 1.1%
Oshkosh Corp.	129,722	5,301,738
Parker-Hannifin Corp.	43,268	4,806,210
		10,107,948
Metals and Mining — 0.6%
Nucor Corp.	115,554	5,465,704
Multi-Utilities — 1.7%
Ameren Corp.	99,282	4,974,028
Consolidated Edison, Inc.	62,210	4,766,530
NorthWestern Corp.	80,863	4,993,291
		14,733,849
Multiline Retail — 0.4%
Target Corp.	47,646	3,920,313
Oil, Gas and Consumable Fuels — 8.8%
Anadarko Petroleum Corp.	164,681	7,669,194
Cimarex Energy Co.	77,761	7,563,813
Devon Energy Corp.	205,957	5,651,460
EQT Corp.	218,996	14,729,671
Imperial Oil Ltd.	460,807	15,395,123
Noble Energy, Inc.	384,906	12,089,897
Occidental Petroleum Corp.	182,130	12,463,156
Pioneer Natural Resources Co.	19,601	2,758,645
		78,320,959
Real Estate Investment Trusts (REITs) — 5.4%
Boston Properties, Inc.	24,655	3,133,157
Corrections Corp. of America	289,116	9,266,168
Empire State Realty Trust, Inc.	262,375	4,599,434
Host Hotels & Resorts, Inc.	364,456	6,086,415
Piedmont Office Realty Trust, Inc., Class A	470,676	9,559,429
Weyerhaeuser Co.	499,863	15,485,756
		48,130,359
Road and Rail — 2.2%
CSX Corp.	362,251	9,327,963
Heartland Express, Inc.	537,024	9,961,795
		19,289,758
Semiconductors and Semiconductor Equipment — 4.9%
Applied Materials, Inc.	767,593	16,257,620
Lam Research Corp.	60,759	5,018,693
Maxim Integrated Products, Inc.	306,116	11,258,947
Microchip Technology, Inc.	45,191	2,178,206
Teradyne, Inc.	431,829	9,323,188
		44,036,654
Specialty Retail — 2.3%
Advance Auto Parts, Inc.	66,541	10,669,184
CST Brands, Inc.	263,955	10,106,837
		20,776,021
Technology Hardware, Storage and Peripherals — 0.6%
SanDisk Corp.	67,770	5,155,942

Textiles, Apparel and Luxury Goods — 0.5%
Ralph Lauren Corp.	50,167	4,829,075
Thrifts and Mortgage Finance — 0.9%
Capitol Federal Financial, Inc.	614,565	8,149,132
TOTAL COMMON STOCKS (Cost $753,809,279)		843,855,814
EXCHANGE-TRADED FUNDS — 2.6%
iShares Russell Mid-Cap Value ETF (Cost $21,098,031)	325,123	23,060,975
TEMPORARY CASH INVESTMENTS — 3.0%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.75%, 11/15/43, valued at $16,597,831), at 0.10%, dated 3/31/16, due 4/1/16 (Delivery value $16,272,045)		16,272,000
State Street Institutional Liquid Reserves Fund, Premier Class	10,627,622	10,627,622
TOTAL TEMPORARY CASH INVESTMENTS (Cost $26,899,622)		26,899,622
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $801,806,932)		893,816,411
OTHER ASSETS AND LIABILITIES — (0.2)%		(2,026,819)
TOTAL NET ASSETS — 100.0%		$891,789,592

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CAD	614,872	USD	464,552	Morgan Stanley	6/30/16	8,916
USD	12,898,143	CAD	17,022,840	Morgan Stanley	6/30/16	(209,917)
USD	319,441	CAD	414,169	Morgan Stanley	6/30/16	520
USD	8,023,993	EUR	7,163,991	UBS AG	6/30/16	(149,953)
USD	3,127,943	JPY	351,261,758	Credit Suisse AG	6/30/16	(1,345)
						(351,779)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
EUR	-	Euro
JPY	-	Japanese Yen
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	818,755,858	25,099,956	—
Exchange-Traded Funds	23,060,975	—	—
Temporary Cash Investments	10,627,622	16,272,000	—
	852,444,455	41,371,956	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	9,436	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	361,215	—

3. Federal Tax Information

As of March 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$814,538,584
Gross tax appreciation of investments	$111,122,635
Gross tax depreciation of investments	(31,844,808)
Net tax appreciation (depreciation) of investments	$79,277,827

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
VP Ultra® Fund
March 31, 2016

VP Ultra - Schedule of Investments
MARCH 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.6%
Aerospace and Defense — 3.4%
Boeing Co. (The)	29,120	3,696,493
Rockwell Collins, Inc.	13,130	1,210,717
United Technologies Corp.	15,040	1,505,504
		6,412,714
Automobiles — 1.3%
Tesla Motors, Inc.(1)	10,980	2,522,875
Banks — 1.7%
JPMorgan Chase & Co.	39,160	2,319,055
U.S. Bancorp	23,360	948,183
		3,267,238
Beverages — 2.5%
Boston Beer Co., Inc. (The), Class A(1)	7,230	1,338,056
Constellation Brands, Inc., Class A	22,420	3,387,438
		4,725,494
Biotechnology — 7.7%
Alexion Pharmaceuticals, Inc.(1)	4,640	645,981
Celgene Corp.(1)	49,520	4,956,457
Gilead Sciences, Inc.	58,970	5,416,984
Ionis Pharmaceuticals, Inc.(1)	12,390	501,795
Kite Pharma, Inc.(1)	5,590	256,637
Regeneron Pharmaceuticals, Inc.(1)	7,110	2,562,728
Spark Therapeutics, Inc.(1)	7,520	221,915
		14,562,497
Capital Markets — 1.2%
Franklin Resources, Inc.	19,430	758,742
T. Rowe Price Group, Inc.	21,670	1,591,878
		2,350,620
Chemicals — 1.9%
Ecolab, Inc.	16,220	1,808,854
Monsanto Co.	19,890	1,745,149
		3,554,003
Commercial Services and Supplies — 0.7%
Stericycle, Inc.(1)	9,800	1,236,662
Consumer Finance — 0.4%
American Express Co.	13,790	846,706
Electrical Equipment — 1.6%
Acuity Brands, Inc.	12,350	2,694,029
Eaton Corp. plc	4,980	311,549
		3,005,578
Energy Equipment and Services — 0.5%
Core Laboratories NV	8,750	983,588
Food and Staples Retailing — 2.7%
Costco Wholesale Corp.	32,280	5,086,682
Food Products — 1.2%
Mead Johnson Nutrition Co.	27,340	2,323,080
Health Care Equipment and Supplies — 2.8%
Intuitive Surgical, Inc.(1)	6,820	4,099,161

St. Jude Medical, Inc.	23,290	1,280,950
		5,380,111
Health Care Providers and Services — 3.6%
Cigna Corp.	9,780	1,342,207
UnitedHealth Group, Inc.	42,270	5,448,603
		6,790,810
Health Care Technology — 0.6%
Cerner Corp.(1)	19,940	1,056,022
Hotels, Restaurants and Leisure — 3.6%
Chipotle Mexican Grill, Inc.(1)	1,720	810,068
Starbucks Corp.	100,050	5,972,985
		6,783,053
Insurance — 1.1%
MetLife, Inc.	46,350	2,036,619
Internet and Catalog Retail — 4.1%
Amazon.com, Inc.(1)	12,290	7,295,835
Netflix, Inc.(1)	4,660	476,392
		7,772,227
Internet Software and Services — 11.8%
Alphabet, Inc., Class A(1)	7,470	5,698,863
Alphabet, Inc., Class C(1)	7,540	5,616,923
Baidu, Inc. ADR(1)	7,390	1,410,603
Facebook, Inc., Class A(1)	61,060	6,966,946
LinkedIn Corp., Class A(1)	10,110	1,156,079
Tencent Holdings Ltd.	74,200	1,515,115
		22,364,529
IT Services — 5.8%
MasterCard, Inc., Class A	54,960	5,193,720
Visa, Inc., Class A	75,130	5,745,942
		10,939,662
Machinery — 4.1%
Cummins, Inc.	18,320	2,014,101
Donaldson Co., Inc.	16,270	519,176
Flowserve Corp.	29,630	1,315,868
WABCO Holdings, Inc.(1)	15,300	1,635,876
Wabtec Corp.	28,020	2,221,706
		7,706,727
Media — 5.4%
Scripps Networks Interactive, Inc., Class A	21,530	1,410,215
Time Warner, Inc.	55,580	4,032,329
Walt Disney Co. (The)	47,390	4,706,301
		10,148,845
Oil, Gas and Consumable Fuels — 0.9%
Concho Resources, Inc.(1)	6,840	691,114
EOG Resources, Inc.	14,240	1,033,539
		1,724,653
Personal Products — 2.0%
Estee Lauder Cos., Inc. (The), Class A	39,640	3,738,448
Pharmaceuticals — 1.7%
Eli Lilly & Co.	15,260	1,098,873
Pfizer, Inc.	70,350	2,085,174
		3,184,047

Professional Services — 1.2%
Nielsen Holdings plc	42,550	2,240,683
Road and Rail — 0.7%
J.B. Hunt Transport Services, Inc.	16,270	1,370,585
Semiconductors and Semiconductor Equipment — 1.2%
ARM Holdings plc	62,760	914,010
Linear Technology Corp.	32,670	1,455,775
		2,369,785
Software — 2.7%
NetSuite, Inc.(1)	13,680	936,943
Oracle Corp.	38,710	1,583,626
salesforce.com, inc.(1)	25,730	1,899,646
Splunk, Inc.(1)	15,290	748,140
		5,168,355
Specialty Retail — 3.3%
O'Reilly Automotive, Inc.(1)	9,300	2,545,038
TJX Cos., Inc. (The)	48,200	3,776,470
		6,321,508
Technology Hardware, Storage and Peripherals — 8.4%
Apple, Inc.	146,200	15,934,338
Textiles, Apparel and Luxury Goods — 3.9%
Burberry Group plc	40,200	788,113
NIKE, Inc., Class B	74,660	4,589,350
Under Armour, Inc., Class A(1)	23,070	1,957,028
		7,334,491
Tobacco — 1.9%
Philip Morris International, Inc.	36,620	3,592,788
TOTAL COMMON STOCKS (Cost $93,064,001)		184,836,023
EXCHANGE-TRADED FUNDS — 0.5%
iShares Russell 1000 Growth ETF (Cost $932,557)	9,560	953,897
TEMPORARY CASH INVESTMENTS — 1.4%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.625%, 2/15/44, valued at $1,717,456), at 0.10%, dated 3/31/16, due 4/1/16 (Delivery value $1,680,005)		1,680,000
State Street Institutional Liquid Reserves Fund, Premier Class	1,098,511	1,098,511
TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,778,511)		2,778,511
TOTAL INVESTMENT SECURITIES — 99.5% (Cost $96,775,069)		188,568,431
OTHER ASSETS AND LIABILITIES — 0.5%		853,830
TOTAL NET ASSETS — 100.0%		$189,422,261

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
GBP	24,057	USD	34,600	Credit Suisse AG	6/30/16	(38)
USD	1,424,968	GBP	1,009,628	Credit Suisse AG	6/30/16	(25,553)
USD	41,426	GBP	28,821	Credit Suisse AG	6/30/16	19
						(25,572)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
GBP	-	British Pound
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	181,618,785	3,217,238	—
Exchange-Traded Funds	953,897	—	—
Temporary Cash Investments	1,098,511	1,680,000	—
	183,671,193	4,897,238	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	19	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	25,591	—

3. Federal Tax Information

As of March 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$98,638,340
Gross tax appreciation of investments	$91,208,585
Gross tax depreciation of investments	(1,278,494)
Net tax appreciation (depreciation) of investments	$89,930,091

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
VP Value Fund
March 31, 2016

VP Value - Schedule of Investments
MARCH 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.1%
Aerospace and Defense — 0.6%
Textron, Inc.	136,671	4,983,025
Automobiles — 1.3%
General Motors Co.	221,031	6,947,005
Honda Motor Co., Ltd.	120,600	3,306,869
		10,253,874
Banks — 12.0%
Bank of America Corp.	929,370	12,565,082
BB&T Corp.	182,910	6,085,416
BOK Financial Corp.	35,540	1,941,195
Comerica, Inc.	84,177	3,187,783
Commerce Bancshares, Inc.	89,673	4,030,801
Cullen / Frost Bankers, Inc.	36,900	2,033,559
JPMorgan Chase & Co.	355,189	21,034,293
M&T Bank Corp.	34,914	3,875,454
PNC Financial Services Group, Inc. (The)	114,522	9,685,125
U.S. Bancorp	338,952	13,758,062
UMB Financial Corp.	42,830	2,211,313
Wells Fargo & Co.	363,832	17,594,915
		98,002,998
Beverages — 0.2%
PepsiCo, Inc.	19,291	1,976,942
Biotechnology — 0.6%
AbbVie, Inc.	81,020	4,627,862
Capital Markets — 3.6%
Franklin Resources, Inc.	129,445	5,054,827
Goldman Sachs Group, Inc. (The)	38,876	6,102,754
Northern Trust Corp.	187,127	12,195,067
State Street Corp.	98,230	5,748,420
		29,101,068
Commercial Services and Supplies — 2.5%
ADT Corp. (The)	177,011	7,303,474
Republic Services, Inc.	153,850	7,330,953
Tyco International plc	162,257	5,956,454
		20,590,881
Communications Equipment — 2.0%
Cisco Systems, Inc.	564,063	16,058,874
Containers and Packaging — 0.3%
Sonoco Products Co.	50,001	2,428,549
Diversified Financial Services — 1.9%
Berkshire Hathaway, Inc., Class A(1)	50	10,672,500
Berkshire Hathaway, Inc., Class B(1)	34,364	4,875,564
		15,548,064
Diversified Telecommunication Services — 2.2%
AT&T, Inc.	371,264	14,542,411
CenturyLink, Inc.	98,328	3,142,563
		17,684,974

Electric Utilities — 3.2%
Edison International	118,538	8,521,697
Great Plains Energy, Inc.	128,728	4,151,478
PG&E Corp.	98,519	5,883,555
Westar Energy, Inc.	148,727	7,378,346
		25,935,076
Electrical Equipment — 1.6%
Eaton Corp. plc	19,374	1,212,037
Emerson Electric Co.	152,500	8,292,950
Hubbell, Inc.	20,550	2,176,862
Rockwell Automation, Inc.	10,380	1,180,725
		12,862,574
Electronic Equipment, Instruments and Components — 1.5%
Keysight Technologies, Inc.(1)	243,380	6,751,361
TE Connectivity Ltd.	87,035	5,389,207
		12,140,568
Energy Equipment and Services — 3.5%
FMC Technologies, Inc.(1)	142,010	3,885,393
Halliburton Co.	234,644	8,381,484
Helmerich & Payne, Inc.	94,090	5,524,965
Schlumberger Ltd.	141,220	10,414,975
		28,206,817
Food and Staples Retailing — 2.2%
Sysco Corp.	154,206	7,206,046
Wal-Mart Stores, Inc.	161,648	11,071,272
		18,277,318
Food Products — 2.2%
ConAgra Foods, Inc.	112,103	5,002,036
Kellogg Co.	65,857	5,041,353
Mondelez International, Inc., Class A	204,176	8,191,541
		18,234,930
Health Care Equipment and Supplies — 4.6%
Abbott Laboratories	124,310	5,199,887
Baxter International, Inc.	41,580	1,708,106
Becton Dickinson and Co.	15,220	2,310,701
Boston Scientific Corp.(1)	182,066	3,424,662
Medtronic plc	141,767	10,632,525
St. Jude Medical, Inc.	36,940	2,031,700
Zimmer Biomet Holdings, Inc.	113,848	12,139,612
		37,447,193
Health Care Providers and Services — 1.4%
Cigna Corp.	16,840	2,311,122
Express Scripts Holding Co.(1)	61,177	4,202,248
LifePoint Health, Inc.(1)	69,252	4,795,701
		11,309,071
Hotels, Restaurants and Leisure — 0.2%
Carnival Corp.	38,180	2,014,759
Household Products — 2.6%
Procter & Gamble Co. (The)	257,716	21,212,604
Industrial Conglomerates — 4.0%
General Electric Co.	919,074	29,217,363
Koninklijke Philips NV	114,106	3,250,574
		32,467,937

Insurance — 3.7%
Aflac, Inc.	62,005	3,914,996
Brown & Brown, Inc.	28,479	1,019,548
Chubb Ltd.	65,239	7,773,227
MetLife, Inc.	170,469	7,490,408
Reinsurance Group of America, Inc.	53,682	5,166,892
Unum Group	159,030	4,917,208
		30,282,279
Leisure Products — 0.2%
Mattel, Inc.	39,979	1,344,094
Machinery — 0.4%
Oshkosh Corp.	81,161	3,317,050
Media — 0.3%
Discovery Communications, Inc., Class A(1)	75,335	2,156,841
Metals and Mining — 0.2%
BHP Billiton Ltd.	162,350	2,098,217
Multi-Utilities — 0.5%
Ameren Corp.	84,350	4,225,935
Multiline Retail — 0.6%
Target Corp.	57,127	4,700,409
Oil, Gas and Consumable Fuels — 16.1%
Anadarko Petroleum Corp.	185,530	8,640,132
Apache Corp.	99,818	4,872,116
Chevron Corp.	221,930	21,172,122
Cimarex Energy Co.	79,664	7,748,917
Devon Energy Corp.	259,534	7,121,613
EOG Resources, Inc.	86,322	6,265,251
EQT Corp.	124,210	8,354,365
Exxon Mobil Corp.	308,588	25,794,871
Imperial Oil Ltd.	122,589	4,095,582
Noble Energy, Inc.	301,895	9,482,522
Occidental Petroleum Corp.	208,128	14,242,199
TOTAL SA	293,532	13,380,441
		131,170,131
Pharmaceuticals — 8.1%
Allergan plc(1)	26,020	6,974,141
Johnson & Johnson	179,091	19,377,646
Merck & Co., Inc.	326,272	17,263,052
Pfizer, Inc.	751,999	22,289,250
		65,904,089
Real Estate Investment Trusts (REITs) — 1.6%
Annaly Capital Management, Inc.	350,494	3,596,068
Corrections Corp. of America	194,035	6,218,822
Weyerhaeuser Co.	110,790	3,432,274
		13,247,164
Road and Rail — 1.4%
CSX Corp.	158,443	4,079,907
Heartland Express, Inc.	265,994	4,934,189
Norfolk Southern Corp.	26,860	2,236,095
		11,250,191
Semiconductors and Semiconductor Equipment — 3.6%
Applied Materials, Inc.	300,484	6,364,251
Intel Corp.	456,917	14,781,265

QUALCOMM, Inc.	120,270	6,150,608
Teradyne, Inc.	88,898	1,919,308
		29,215,432
Software — 2.0%
Microsoft Corp.	150,531	8,313,827
Oracle Corp.	198,273	8,111,348
		16,425,175
Specialty Retail — 1.8%
Advance Auto Parts, Inc.	41,885	6,715,841
CST Brands, Inc.	125,998	4,824,463
Lowe's Cos., Inc.	39,808	3,015,456
		14,555,760
Technology Hardware, Storage and Peripherals — 2.7%
Apple, Inc.	29,438	3,208,448
EMC Corp.	405,938	10,818,248
Hewlett Packard Enterprise Co.	128,657	2,281,088
HP, Inc.	128,657	1,585,054
SanDisk Corp.	51,538	3,921,011
		21,813,849
Textiles, Apparel and Luxury Goods — 0.7%
Coach, Inc.	77,780	3,118,200
Ralph Lauren Corp.	25,070	2,413,238
		5,531,438
TOTAL COMMON STOCKS (Cost $734,201,350)		798,604,012
TEMPORARY CASH INVESTMENTS — 1.6%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.75%, 11/15/43, valued at $7,864,106), at 0.10%, dated 3/31/16, due 4/1/16 (Delivery value $7,707,021)		7,707,000
State Street Institutional Liquid Reserves Fund, Premier Class	4,975,675	4,975,675
TOTAL TEMPORARY CASH INVESTMENTS (Cost $12,682,675)		12,682,675
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $746,884,025)		811,286,687
OTHER ASSETS AND LIABILITIES — 0.3%		2,439,661
TOTAL NET ASSETS — 100.0%		$813,726,348

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	69,405	USD	51,911	Credit Suisse AG	6/30/16	1,081
AUD	73,058	USD	54,984	Credit Suisse AG	6/30/16	796
USD	1,658,655	AUD	2,212,425	Credit Suisse AG	6/30/16	(30,559)
CAD	145,268	USD	109,754	Morgan Stanley	6/30/16	2,107
USD	3,121,640	CAD	4,119,910	Morgan Stanley	6/30/16	(50,805)
USD	12,553,792	EUR	11,208,293	UBS AG	6/30/16	(234,607)
USD	2,463,055	JPY	276,596,100	Credit Suisse AG	6/30/16	(1,059)
						(313,046)

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
EUR	-	Euro
JPY	-	Japanese Yen
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	772,472,329	26,131,683	—
Temporary Cash Investments	4,975,675	7,707,000	—
	777,448,004	33,838,683	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	3,984	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	317,030	—

3. Federal Tax Information

As of March 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$755,352,907
Gross tax appreciation of investments	$100,309,361
Gross tax depreciation of investments	(44,375,581)
Net tax appreciation (depreciation) of investments	$55,933,780

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Variable Portfolios, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	May 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	May 26, 2016

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	May 26, 2016